UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
12/31/14 (Unaudited)

COMMON STOCKS (39.7%)(a)
			Shares	Value

Basic materials (1.7%)

Aceto Corp.			1,200	$26,040

Amcor, Ltd. (Australia)			21,805	239,953

Andersons, Inc. (The)			1,090	57,923

Antofagasta PLC (United Kingdom)			14,430	167,536

ArcelorMittal SA (France)			17,734	192,081

BASF SE (Germany)			3,360	284,033

BHP Billiton PLC (Australia)			8,819	188,637

BHP Billiton, Ltd. (Australia)			10,088	239,374

Cabot Corp.			830	36,404

Cambrex Corp.(NON)			5,623	121,569

Continental Building Products, Inc.(NON)			4,481	79,448

Domtar Corp. (Canada)			701	28,194

EMS-Chemie Holding AG (Switzerland)			524	212,745

Glencore Xstrata PLC (United Kingdom)			40,665	187,171

Hitachi Metals, Ltd. (Japan)			19,000	323,565

Innophos Holdings, Inc.			969	56,638

Innospec, Inc.			1,268	54,144

KapStone Paper and Packaging Corp.(NON)			3,017	88,428

Koninklijke Boskalis Westminster NV (Netherlands)			4,576	250,177

Kraton Performance Polymers, Inc.(NON)			1,260	26,195

L.B. Foster Co. Class A			1,162	56,438

Limoneira Co.			871	21,758

LSB Industries, Inc.(NON)			2,911	91,522

LyondellBasell Industries NV Class A			31,900	2,532,541

Matrix Service Co.(NON)			3,713	82,874

Minerals Technologies, Inc.			495	34,378

Nippon Paint Holdings Co., Ltd. (Japan)			10,000	290,255

NN, Inc.			3,355	68,979

OM Group, Inc.			2,690	80,162

Rio Tinto PLC (United Kingdom)			4,632	213,408

SBA Communications Corp. Class A(NON)			11,800	1,306,968

Sherwin-Williams Co. (The)			7,900	2,078,016

Stillwater Mining Co.(NON)			5,440	80,186

Sumitomo Metal Mining Co., Ltd. (Japan)			16,000	238,749

Syngenta AG (Switzerland)			768	246,605

ThyssenKrupp AG (Germany)(NON)			15,027	386,502

Trex Co., Inc.(NON)			1,180	50,244

Tronox, Ltd. Class A			1,156	27,605

U.S. Silica Holdings, Inc.			1,296	33,294

UPM-Kymmene OYJ (Finland)			15,090	247,788

Wendel SA (France)			2,025	226,312

Zep, Inc.			2,687	40,708

				11,295,547
Capital goods (3.0%)

ABB, Ltd. (Switzerland)			13,413	283,708

Airbus Group NV (France)			2,048	101,718

Alliant Techsystems, Inc.			291	33,829

Allison Transmission Holdings, Inc.			12,400	420,360

Altra Industrial Motion Corp.			2,620	74,382

Astronics Corp.(NON)			854	47,235

Atlas Copco AB Class A (Sweden)			14,429	401,662

AZZ, Inc.			770	36,128

BAE Systems PLC (United Kingdom)			42,594	310,938

Ball Corp.			12,500	852,125

Canon, Inc. (Japan)			8,400	266,800

Caterpillar, Inc.			13,400	1,226,502

Chase Corp.			1,348	48,515

Crown Holdings, Inc.(NON)			31,000	1,577,900

Douglas Dynamics, Inc.			2,205	47,253

Franklin Electric Co., Inc.			1,178	44,210

Generac Holdings, Inc.(NON)(S)			1,063	49,706

GrafTech International, Ltd.(NON)			15,017	75,986

Greenbrier Cos., Inc. (The)(S)			1,497	80,434

Hyster-Yale Materials Holdings, Inc.			483	35,356

IDEX Corp.			7,600	591,584

Illinois Tool Works, Inc.			28,200	2,670,540

Ingersoll-Rand PLC			10,500	665,595

Joy Global, Inc.			9,400	437,288

Kadant, Inc.			1,474	62,925

Leggett & Platt, Inc.			12,100	515,581

Middleby Corp. (The)(NON)			872	86,415

Miller Industries, Inc.			1,702	35,385

Mitsubishi Electric Corp. (Japan)			34,000	404,805

MSA Safety, Inc.			621	32,969

Northrop Grumman Corp.			14,800	2,181,372

OSRAM Licht AG (Germany)(NON)			3,888	153,197

Polypore International, Inc.(NON)			383	18,020

Raytheon Co.			28,531	3,086,198

Roper Industries, Inc.			10,800	1,688,580

Safran SA (France)			6,687	411,578

Standard Motor Products, Inc.			2,466	94,004

Standex International Corp.			736	56,863

Stoneridge, Inc.(NON)			3,848	49,485

Tenneco, Inc.(NON)			672	38,042

THK Co., Ltd. (Japan)			9,400	226,948

Tower International, Inc.(NON)			2,887	73,763

Wabash National Corp.(NON)			6,871	84,926

				19,680,810
Communication services (0.8%)

ARRIS Group, Inc.(NON)			504	15,216

Aruba Networks, Inc.(NON)			911	16,562

BT Group PLC (United Kingdom)			59,810	371,274

CalAmp Corp.(NON)			2,714	49,666

CenturyLink, Inc.			51,900	2,054,202

Deutsche Telekom AG (Germany)			19,579	313,818

EchoStar Corp. Class A(NON)			2,217	116,393

Frontier Communications Corp.			8,684	57,922

HSN, Inc.			296	22,496

IDT Corp. Class B			1,557	31,623

Inteliquent, Inc.			2,259	44,344

Iridium Communications, Inc.(NON)(S)			3,864	37,674

magicJack VocalTec, Ltd. (Israel)(NON)			6,046	49,094

NeuStar, Inc. Class A(NON)(S)			1,629	45,286

NTT DoCoMo, Inc. (Japan)			16,000	234,210

Orange SA (France)			16,617	282,593

Ruckus Wireless, Inc.(NON)			2,374	28,535

ShoreTel, Inc.(NON)			2,538	18,654

Spok Holdings, Inc.			1,920	33,331

Tele2 AB Class B (Sweden)			9,470	114,646

Telefonica SA (Spain)			16,207	231,824

Telenor ASA (Norway)			10,907	219,922

Telstra Corp., Ltd. (Australia)			63,676	309,224

Ubiquiti Networks, Inc.			477	14,138

Verizon Communications, Inc.			8,032	375,737

Vodafone Group PLC (United Kingdom)			49,502	169,617

				5,258,001
Conglomerates (0.3%)

AMETEK, Inc.			15,750	828,923

Exor SpA (Italy)			4,282	174,694

Marubeni Corp. (Japan)			13,000	77,926

Siemens AG (Germany)			4,278	485,169

				1,566,712
Consumer cyclicals (5.7%)

Adidas AG (Germany)			2,044	142,463

ADT Corp. (The)			12,750	461,933

ANN, Inc.(NON)			1,940	70,771

Babcock International Group PLC (United Kingdom)			13,706	224,243

Bayerische Motoren Werke (BMW) AG (Germany)			2,467	267,926

Brown Shoe Co., Inc.			1,052	33,822

Brunswick Corp.			1,770	90,730

Bunzl PLC (United Kingdom)			9,347	254,798

Bureau Veritas SA (France)			7,870	173,783

CaesarStone Sdot-Yam, Ltd. (Israel)			587	35,114

Carmike Cinemas, Inc.(NON)			1,734	45,552

Century Casinos, Inc.(NON)			1,875	9,469

Children's Place, Inc. (The)			1,218	69,426

Compagnie Financiere Richemont SA (Switzerland)			2,080	184,241

Compass Group PLC (United Kingdom)			15,020	256,006

Continental AG (Germany)			2,367	502,638

Cooper Tire & Rubber Co.			3,285	113,825

Corporate Executive Board Co. (The)			441	31,986

Dana Holding Corp.			2,832	61,568

Deckers Outdoor Corp.(NON)			3,383	307,988

Deluxe Corp.			2,284	142,179

Demand Media, Inc.(NON)			482	2,950

Denso Corp. (Japan)			4,100	191,083

Dillards, Inc. Class A			821	102,773

Discovery Communications, Inc. Class A(NON)			20,800	716,560

DSW, Inc. Class A			1,156	43,119

Ennis, Inc.			2,086	28,098

Entravision Communications Corp. Class A			18,460	119,621

Eros International PLC(NON)			3,010	63,692

Expedia, Inc.			7,000	597,520

Experian PLC (United Kingdom)			12,067	203,543

Fuji Heavy Industries, Ltd. (Japan)			13,200	464,839

G&K Services, Inc. Class A			920	65,182

Gap, Inc. (The)			15,700	661,127

Geberit International AG (Switzerland)			754	256,234

General Motors Co.			14,700	513,177

Global Cash Access Holdings, Inc.(NON)			10,209	72,994

GNC Holdings, Inc. Class A			2,638	123,880

Green Dot Corp. Class A(NON)			1,446	29,629

Hanesbrands, Inc.			8,900	993,418

Harbinger Group, Inc.(NON)			7,202	101,980

Harley-Davidson, Inc.			17,100	1,127,061

Harman International Industries, Inc.			1,000	106,710

Heartland Payment Systems, Inc.			1,396	75,314

Hilton Worldwide Holdings, Inc.(NON)			56,400	1,471,476

Home Depot, Inc. (The)			41,008	4,304,610

Iconix Brand Group, Inc.(NON)			2,386	80,623

ITV PLC (United Kingdom)			109,041	363,255

KAR Auction Services, Inc.			2,989	103,569

Kimberly-Clark Corp.			27,800	3,212,012

Lear Corp.			7,400	725,792

Lions Gate Entertainment Corp.			3,705	118,634

Live Nation Entertainment, Inc.(NON)			4,176	109,035

Lowe's Cos., Inc.			33,879	2,330,875

lululemon athletica, Inc. (Canada)(NON)			678	37,826

Lumber Liquidators Holdings, Inc.(NON)(S)			1,051	69,692

Macy's, Inc.			18,600	1,222,950

Marcus Corp.			3,176	58,788

Marriott International, Inc. Class A			12,900	1,006,587

Marriott Vacations Worldwide Corp.			891	66,415

MGM China Holdings, Ltd. (Hong Kong)			86,000	216,799

National CineMedia, Inc.			8,716	125,249

Next PLC (United Kingdom)			4,955	522,633

Nu Skin Enterprises, Inc. Class A			849	37,101

NVR, Inc.(NON)			400	510,132

Omnicom Group, Inc.			15,200	1,177,544

Panasonic Corp. (Japan)			25,000	293,717

Penn National Gaming, Inc.(NON)			1,483	20,362

PGT, Inc.(NON)			7,336	70,646

Pitney Bowes, Inc.			2,155	52,517

RE/MAX Holdings, Inc. Class A			2,253	77,165

Remy International, Inc.			1,412	29,539

Renault SA (France)			2,898	211,773

Rocket Fuel, Inc.(NON)(S)			2,017	32,514

Scripps Networks Interactive Class A			7,200	541,944

SeaWorld Entertainment, Inc.			3,713	66,463

Securitas AB (Sweden)			20,695	250,746

Select Comfort Corp.(NON)			2,073	56,033

Shimano, Inc. (Japan)			3,300	426,856

Sinclair Broadcast Group, Inc. Class A			2,091	57,210

SJM Holdings, Ltd. (Hong Kong)			82,000	129,677

Sonic Automotive, Inc. Class A			2,318	62,679

Starz Class A(NON)			8,300	246,510

Steven Madden, Ltd.(NON)			818	26,037

Suzuki Motor Corp. (Japan)			13,900	417,848

Swatch Group AG (The) (Switzerland)			372	165,182

Time Warner, Inc.			26,100	2,229,462

TiVo, Inc.(NON)			6,527	77,280

Toyota Motor Corp. (Japan)			10,700	667,258

Vail Resorts, Inc.			342	31,166

Valeo SA (France)			1,688	210,253

VF Corp.			4,200	314,580

Viacom, Inc. Class B			21,500	1,617,875

Visteon Corp.(NON)			503	53,751

Wyndham Worldwide Corp.			11,600	994,816

				37,444,421
Consumer staples (3.4%)

Anheuser-Busch InBev NV (Belgium)			3,235	364,047

Avon Products, Inc.			1,345	12,630

Beacon Roofing Supply, Inc.(NON)			2,015	56,017

Bloomin' Brands, Inc.(NON)			1,888	46,747

Borderfree, Inc.(NON)			2,115	18,950

Boulder Brands, Inc.(NON)			850	9,401

Bright Horizons Family Solutions, Inc.(NON)			645	30,321

British American Tobacco (BAT) PLC (United Kingdom)			5,625	305,628

Buffalo Wild Wings, Inc.(NON)			431	77,744

Bunge, Ltd.			13,400	1,218,194

Cal-Maine Foods, Inc.			986	38,484

Calbee, Inc. (Japan)			9,500	327,947

Carrefour SA (France)			8,088	245,730

ChannelAdvisor Corp.(NON)			1,670	36,039

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			22,000	1,419

Colgate-Palmolive Co.			8,200	567,358

Core-Mark Holding Co., Inc.			1,015	62,859

Coty, Inc. Class A(NON)			4,290	88,631

CVS Health Corp.			46,500	4,478,415

Diageo PLC (United Kingdom)			7,605	218,120

Distribuidora Internacional de Alimentacion SA (Spain)			23,641	158,961

Dr. Pepper Snapple Group, Inc.			26,000	1,863,680

Energizer Holdings, Inc.			3,100	398,536

Geo Group, Inc. (The)(R)			579	23,368

Grand Canyon Education, Inc.(NON)			707	32,989

Heineken Holding NV (Netherlands)			3,891	243,898

Imperial Tobacco Group PLC (United Kingdom)			6,949	304,319

ITT Educational Services, Inc.(NON)			1,080	10,379

Jack in the Box, Inc.			518	41,419

Kao Corp. (Japan)			8,100	319,542

Kforce, Inc.			2,941	70,966

Koninklijke Ahold NV (Netherlands)			18,788	333,976

Korn/Ferry International(NON)			1,597	45,930

Krispy Kreme Doughnuts, Inc.(NON)			1,493	29,472

L'Oreal SA (France)			1,516	254,517

Liberty Ventures Ser. A(NON)			6,800	256,496

ManpowerGroup, Inc.			12,700	865,759

Mondelez International, Inc. Class A			94,200	3,421,815

Monster Beverage Corp.(NON)			13,000	1,408,550

MWI Veterinary Supply, Inc.(NON)			377	64,056

Nestle SA (Switzerland)			13,400	982,241

Nutraceutical International Corp.(NON)			1,082	23,328

On Assignment, Inc.(NON)			2,517	83,539

Papa John's International, Inc.			1,070	59,706

Philip Morris International, Inc.			14,600	1,189,170

Pinnacle Foods, Inc.			1,676	59,163

Popeyes Louisiana Kitchen, Inc.(NON)			1,180	66,399

Reckitt Benckiser Group PLC (United Kingdom)			2,789	224,993

SABMiller PLC (United Kingdom)			3,825	197,953

Sanderson Farms, Inc.			654	54,952

Shutterfly, Inc.(NON)			340	14,176

Sonic Corp.			2,367	64,453

SpartanNash Co.			1,345	35,158

TrueBlue, Inc.(NON)			4,156	92,471

Unilever NV ADR (Netherlands)			6,168	242,296

Unilever PLC (United Kingdom)			4,583	186,165

USANA Health Sciences, Inc.(NON)			347	35,599

Weight Watchers International, Inc.(NON)(S)			1,631	40,514

Woolworths, Ltd. (Australia)			4,807	119,768

				22,125,353
Energy (2.8%)

AMEC PLC (United Kingdom)			16,180	211,763

Baker Hughes, Inc.			16,300	913,941

BG Group PLC (United Kingdom)			12,626	168,061

BP PLC (United Kingdom)			82,050	520,996

Callon Petroleum Co.(NON)			11,054	60,244

Delek US Holdings, Inc.			3,044	83,040

EP Energy Corp. Class A(NON)(S)			3,978	41,530

Exxon Mobil Corp.			21,178	1,957,906

Gulfport Energy Corp.(NON)			567	23,667

Halliburton Co.			25,300	995,049

ION Geophysical Corp.(NON)			19,766	54,357

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			7,359	294

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			7,359	294

Marathon Petroleum Corp.			23,000	2,075,980

Northern Oil and Gas, Inc.(NON)(S)			13,016	73,540

Oil States International, Inc.(NON)			4,300	210,270

Phillips 66			36,500	2,617,050

Rosetta Resources, Inc.(NON)			544	12,137

Royal Dutch Shell PLC Class A (United Kingdom)			13,316	441,379

Royal Dutch Shell PLC Class B (United Kingdom)			12,133	416,816

Schlumberger, Ltd.			37,600	3,211,416

SM Energy Co.			1,016	39,197

Statoil ASA (Norway)			16,070	281,618

Stone Energy Corp.(NON)			1,553	26,215

Superior Energy Services, Inc.			42,200	850,330

Total SA (France)			8,730	450,112

Triangle Petroleum Corp.(NON)(S)			7,232	34,569

Unit Corp.(NON)			742	25,302

Vaalco Energy, Inc.(NON)			4,655	21,227

Valero Energy Corp.			48,500	2,400,750

W&T Offshore, Inc.			1,512	11,098

Whiting Petroleum Corp.(NON)			1,552	51,216

Woodside Petroleum, Ltd. (Australia)			6,313	196,259

				18,477,623
Financials (7.5%)

Access National Corp.			1,380	23,363

AG Mortgage Investment Trust, Inc.(R)			808	15,005

Ageas (Belgium)			7,892	279,880

Agree Realty Corp.(R)			1,455	45,236

AIA Group, Ltd. (Hong Kong)			68,400	376,642

Alexander & Baldwin, Inc.			766	30,073

Allianz SE (Germany)			2,571	427,181

Allied World Assurance Co. Holdings AG			2,536	96,165

Altisource Portfolio Solutions SA(NON)(S)			298	10,069

American Capital Agency Corp.(R)			32,300	705,109

American Equity Investment Life Holding Co.			3,233	94,371

American International Group, Inc.			2,100	117,621

Amtrust Financial Services, Inc.			1,736	97,650

Aon PLC			24,000	2,275,920

Apollo Commercial Real Estate Finance, Inc.(R)			2,075	33,947

Arlington Asset Investment Corp. Class A			890	23,683

ARMOUR Residential REIT, Inc.(R)			4,266	15,699

Ashford Hospitality Trust, Inc.(R)			4,907	51,425

Ashford, Inc.(NON)			57	5,358

Aspen Insurance Holdings, Ltd.			3,400	148,818

Assicurazioni Generali SpA (Italy)			16,728	341,844

Australia & New Zealand Banking Group, Ltd. (Australia)			8,415	218,898

AXA SA (France)			10,324	238,449

Axis Capital Holdings, Ltd.			9,600	490,464

Banco Bilbao Vizcaya Argentaria SA (rights) (Spain)(NON)			21,168	2,024

Banco Bilbao Vizcaya Argentaria SA (Spain)			21,168	199,223

Banco Latinoamericano de Exportaciones SA Class E (Panama)			3,007	90,511

Banco Santander SA (Spain)			37,387	312,624

Bank of New York Mellon Corp. (The)			39,600	1,606,572

Bank of Yokohama, Ltd. (The) (Japan)			42,000	227,955

Bankia SA (Spain)(NON)			131,752	195,324

Barclays PLC (United Kingdom)			34,567	129,955

BNP Paribas SA (France)			4,015	235,939

BofI Holding, Inc.(NON)			929	72,285

Capital Senior Living Corp.(NON)			4,818	120,016

Cardinal Financial Corp.			2,575	51,062

CBL & Associates Properties, Inc.(R)			1,834	35,616

CBRE Group, Inc. Class A(NON)			37,700	1,291,225

Citizens & Northern Corp.			1,636	33,816

CNO Financial Group, Inc.			3,378	58,169

CNP Assurances (France)			21,388	378,736

Commonwealth Bank of Australia (Australia)			10,558	733,256

Credit Acceptance Corp.(NON)			309	42,151

Credit Agricole SA (France)			26,124	335,842

Credit Suisse Group AG (Switzerland)			5,355	134,244

Customers Bancorp, Inc.(NON)			3,606	70,173

CYS Investments, Inc.(R)			2,580	22,498

DBS Group Holdings, Ltd. (Singapore)			19,000	293,406

Deutsche Bank AG (Germany)			6,478	195,802

Dexus Property Group (Australia)(R)			37,973	214,727

East West Bancorp, Inc.			952	36,852

Education Realty Trust, Inc.(R)			2,564	93,817

Employers Holdings, Inc.			1,167	27,436

Encore Capital Group, Inc.(NON)(S)			1,879	83,428

EPR Properties(R)			764	44,029

Equity Lifestyle Properties, Inc.(R)			2,900	149,495

Everest Re Group, Ltd.			4,300	732,290

Farmers Capital Bank Corp.(NON)			1,222	28,460

Federal Agricultural Mortgage Corp. Class C			1,222	37,075

Financial Institutions, Inc.			1,690	42,504

First Community Bancshares Inc.			1,670	27,505

First Industrial Realty Trust(R)			1,653	33,986

First NBC Bank Holding Co.(NON)			1,908	67,162

FirstMerit Corp.			2,075	39,197

Flushing Financial Corp.			1,753	35,533

Gain Capital Holdings, Inc.			4,656	41,997

Genworth Financial, Inc. Class A(NON)			6,388	54,298

Goldman Sachs Group, Inc. (The)			20,300	3,934,749

GPT Group (Australia)(R)			70,768	250,021

Hammerson PLC (United Kingdom)(R)			17,971	167,966

Hang Seng Bank, Ltd. (Hong Kong)			16,700	277,678

Hanmi Financial Corp.			3,396	74,067

HCI Group, Inc.			1,788	77,313

Heartland Financial USA, Inc.			1,134	30,731

Heritage Financial Group, Inc.			1,607	41,621

Home Loan Servicing Solutions, Ltd. (Cayman Islands)			2,917	56,940

HSBC Holdings PLC (United Kingdom)			63,784	602,790

Insurance Australia Group, Ltd. (Australia)			64,246	325,721

Invesco Mortgage Capital, Inc.(R)			1,318	20,376

Investors Real Estate Trust(R)			3,681	30,074

Jones Lang LaSalle, Inc.			4,100	614,713

Joyo Bank, Ltd. (The) (Japan)			42,000	208,421

JPMorgan Chase & Co.			79,490	4,974,484

KCG Holdings, Inc. Class A(NON)			6,588	76,750

KeyCorp			80,300	1,116,170

Legal & General Group PLC (United Kingdom)			75,087	288,396

Lexington Realty Trust(R)			7,306	80,220

Lloyds Banking Group PLC (United Kingdom)(NON)			469,502	554,419

LTC Properties, Inc.(R)			1,817	78,440

Maiden Holdings, Ltd. (Bermuda)			2,824	36,119

MainSource Financial Group, Inc.			2,530	52,928

Meta Financial Group, Inc.			964	33,779

MFA Financial, Inc.(R)			4,189	33,470

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			53,000	290,501

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			52,900	249,979

Morgan Stanley			45,500	1,765,400

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			1,015	203,347

National Australia Bank, Ltd. (Australia)			9,007	245,416

National Health Investors, Inc.(R)			1,076	75,277

Nelnet, Inc. Class A			1,958	90,714

New Residential Investment Corp.(R)			7,640	97,563

Ocwen Financial Corp.(NON)			2,434	36,753

OFG Bancorp (Puerto Rico)			1,570	26,141

One Liberty Properties, Inc.(R)			1,722	40,760

Outfront Media, Inc.(R)			12,425	333,487

Pacific Premier Bancorp, Inc.(NON)			1,657	28,716

PacWest Bancorp			1,481	67,326

PartnerRe, Ltd.			7,100	810,323

Peoples Bancorp, Inc.			1,576	40,866

Performant Financial Corp.(NON)			7,663	50,959

PHH Corp.(NON)			1,404	33,640

PNC Financial Services Group, Inc.			35,500	3,238,665

Popular, Inc. (Puerto Rico)(NON)			1,335	45,457

PRA Group, Inc.(NON)			1,737	100,624

Prudential PLC (United Kingdom)			9,518	219,030

PS Business Parks, Inc.(R)			1,078	85,744

Public Storage(R)			9,300	1,719,105

Ramco-Gershenson Properties Trust(R)			2,073	38,848

Regional Management Corp.(NON)			1,952	30,861

Reinsurance Group of America, Inc. Class A			6,200	543,244

Republic Bancorp, Inc. Class A			1,062	26,253

Resona Holdings, Inc. (Japan)			77,700	392,161

Scentre Group (Australia)(NON)(R)			21,219	60,337

Select Income REIT(R)			1,349	32,929

Skandinaviska Enskilda Banken AB (Sweden)			22,754	287,827

Sovran Self Storage, Inc.(R)			359	31,312

Starwood Property Trust, Inc.(R)			985	22,891

State Street Corp.			39,000	3,061,500

Sumitomo Mitsui Financial Group, Inc. (Japan)			5,400	195,116

Summit Hotel Properties, Inc.(R)			4,620	57,473

Swedbank AB Class A (Sweden)			10,858	270,179

Symetra Financial Corp.			2,827	65,162

Taubman Centers, Inc.(R)			1,900	145,198

Tokyo Tatemono Co., Ltd. (Japan)			42,000	305,871

Two Harbors Investment Corp.(R)			70,900	710,418

UBS Group AG (Switzerland)			15,393	264,601

UniCredit SpA (Italy)			30,494	194,354

United Community Banks, Inc.			1,734	32,842

United Insurance Holdings Corp.			2,932	64,357

Universal Health Realty Income Trust(R)			427	20,547

Visa, Inc. Class A			1,800	471,960

Vornado Realty Trust(R)			2,700	317,817

Wells Fargo & Co.			21,783	1,194,144

Westfield Group (Australia)			17,030	124,510

Westpac Banking Corp. (Australia)			10,055	270,316

Wheelock and Co., Ltd. (Hong Kong)			64,000	297,159

WisdomTree Investments, Inc.			1,835	28,764

XL Group PLC			24,700	848,939

				49,163,124
Health care (5.4%)

ACADIA Pharmaceuticals, Inc.(NON)			1,326	42,101

Accuray, Inc.(NON)(S)			3,631	27,414

Actelion, Ltd. (Switzerland)			3,793	436,374

Alere, Inc.(NON)			3,175	120,650

Alkermes PLC(NON)			549	32,149

AMAG Pharmaceuticals, Inc.(NON)			4,325	184,332

Amedisys, Inc.(NON)			1,535	45,052

AmSurg Corp.(NON)			1,156	63,268

Anthem, Inc.			16,700	2,098,689

Ariad Pharmaceuticals, Inc.(NON)(S)			15,912	109,315

Array BioPharma, Inc.(NON)			3,771	17,837

Astellas Pharma, Inc. (Japan)			20,400	283,919

AstraZeneca PLC (United Kingdom)			7,282	512,257

AtriCure, Inc.(NON)			1,572	31,377

Bayer AG (Germany)			4,408	602,615

Biospecifics Technologies Corp.(NON)			695	26,841

C.R. Bard, Inc.			6,900	1,149,678

Cardinal Health, Inc.			18,900	1,525,797

Cardiome Pharma Corp. (Canada)(NON)			6,534	60,440

Celgene Corp.(NON)			23,400	2,617,524

Centene Corp.(NON)			365	37,905

Charles River Laboratories International, Inc.(NON)			5,000	318,200

Chemed Corp.			1,296	136,948

Coloplast A/S Class B (Denmark)			5,637	474,450

Computer Programs & Systems, Inc.			297	18,043

Conatus Pharmaceuticals, Inc.(NON)			525	3,675

Conmed Corp.			1,315	59,122

DexCom, Inc.(NON)			726	39,966

Dynavax Technologies Corp.(NON)			3,950	66,597

Edwards Lifesciences Corp.(NON)			9,500	1,210,110

Enanta Pharmaceuticals, Inc.(NON)			515	26,188

Gilead Sciences, Inc.(NON)			10,200	961,452

GlaxoSmithKline PLC (United Kingdom)			19,953	426,895

Globus Medical, Inc. Class A(NON)			1,588	37,747

Greatbatch, Inc.(NON)			2,003	98,748

Health Net, Inc./CA(NON)			5,754	308,012

HealthSouth Corp.			1,871	71,959

Hill-Rom Holdings, Inc.			1,721	78,512

Hisamitsu Pharmaceutical Co., Inc. (Japan)			3,600	113,016

ICU Medical, Inc.(NON)			1,463	119,820

Impax Laboratories, Inc.(NON)			2,613	82,780

Indivior PLC (United Kingdom)(NON)			2,789	6,494

Inovio Pharmaceuticals, Inc.(NON)(S)			965	8,859

Insulet Corp.(NON)			1,127	51,910

Insys Therapeutics, Inc.(NON)			2,103	88,662

Intuitive Surgical, Inc.(NON)			1,400	740,516

Isis Pharmaceuticals, Inc.(NON)			1,108	68,408

Jazz Pharmaceuticals PLC(NON)			1,945	318,455

Johnson & Johnson			33,809	3,535,407

Kindred Healthcare, Inc.			2,172	39,487

McKesson Corp.			12,300	2,553,234

Medicines Co. (The)(NON)			1,265	35,003

Merck & Co., Inc.			71,688	4,071,162

Merck KGaA (Germany)			2,062	195,613

Merrimack Pharmaceuticals, Inc.(NON)(S)			3,828	43,256

Mettler-Toledo International, Inc.(NON)			1,200	362,952

Nektar Therapeutics(NON)			2,565	39,758

Novartis AG (Switzerland)			5,764	530,101

Novo Nordisk A/S Class B (Denmark)			8,089	342,259

NPS Pharmaceuticals, Inc.(NON)			1,274	45,571

Omega Healthcare Investors, Inc.(R)			907	35,436

OraSure Technologies, Inc.(NON)			6,116	62,016

Otsuka Holdings Company, Ltd. (Japan)			7,900	236,936

Pfizer, Inc.			148,769	4,634,154

POZEN, Inc.(NON)			5,350	42,800

Prestige Brands Holdings, Inc.(NON)			1,941	67,392

Prothena Corp. PLC (Ireland)(NON)			2,948	61,200

Providence Service Corp. (The)(NON)			1,250	45,550

Puma Biotechnology, Inc.(NON)			158	29,905

Receptos, Inc.(NON)			500	61,255

Repligen Corp.(NON)			1,739	34,432

Roche Holding AG-Genusschein (Switzerland)			2,393	648,600

Sanofi (France)			4,176	380,584

Select Medical Holdings Corp.			5,512	79,373

Shire PLC (United Kingdom)			2,687	190,114

Sientra, Inc.(NON)			776	13,029

Spectranetics Corp. (The)(NON)(S)			1,680	58,094

STAAR Surgical Co.(NON)			4,544	41,396

Steris Corp.			798	51,750

Sucampo Pharmaceuticals, Inc. Class A(NON)			2,532	36,157

Surgical Care Affiliates, Inc.(NON)			1,791	60,267

Suzuken Co., Ltd. (Japan)			2,700	74,620

TESARO, Inc.(NON)			714	26,554

Threshold Pharmaceuticals, Inc.(NON)			4,158	13,222

Trevena, Inc.(NON)			2,073	12,397

Trinity Biotech PLC ADR (Ireland)			1,044	18,280

Triple-S Management Corp. Class B (Puerto Rico)(NON)			884	21,136

West Pharmaceutical Services, Inc.			1,753	93,330

XenoPort, Inc.(NON)			6,952	60,969

				34,945,829
Technology (6.8%)

Activision Blizzard, Inc.			53,300	1,073,995

Acxiom Corp.(NON)			1,068	21,648

Advanced Energy Industries, Inc.(NON)			1,307	30,976

Amber Road, Inc.(NON)			655	6,694

Amdocs, Ltd.			16,700	779,139

Anixter International, Inc.			802	70,945

AOL, Inc.(NON)			2,118	97,788

Apple, Inc.			64,119	7,077,455

ASML Holding NV (Netherlands)			3,354	359,336

Aspen Technology, Inc.(NON)			1,009	35,335

Avago Technologies, Ltd.			11,300	1,136,667

AVG Technologies NV (Netherlands)(NON)			1,465	28,919

Broadcom Corp. Class A			51,900	2,248,827

Brother Industries, Ltd. (Japan)			15,900	288,470

CACI International, Inc. Class A(NON)			1,095	94,367

Cavium, Inc.(NON)			460	28,437

Ceva, Inc.(NON)			1,806	32,761

Cirrus Logic, Inc.(NON)			1,216	28,661

Computer Sciences Corp.			24,400	1,538,420

Constant Contact, Inc.(NON)			962	35,305

Cray, Inc.(NON)			1,183	40,790

Cypress Semiconductor Corp.(NON)			1,881	26,861

Dun & Bradstreet Corp. (The)			6,400	774,144

eBay, Inc.(NON)			62,600	3,513,112

Electronic Arts, Inc.(NON)			3,000	141,045

EMC Corp.			38,900	1,156,886

EnerSys			1,775	109,553

Engility Holdings, Inc.(NON)			2,422	103,662

Extreme Networks, Inc.(NON)			6,358	22,444

Fairchild Semiconductor International, Inc.(NON)			1,658	27,987

FANUC Corp. (Japan)			2,500	412,597

FEI Co.			504	45,536

Freescale Semiconductor, Ltd.(NON)(S)			2,023	51,040

FUJIFILM Holdings Corp. (Japan)			7,700	232,377

Fujitsu, Ltd. (Japan)			35,000	186,440

GenMark Diagnostics, Inc.(NON)(S)			3,705	50,425

Google, Inc. Class A(NON)			7,271	3,858,429

Hoya Corp. (Japan)			12,500	418,512

InnerWorkings, Inc.(NON)			6,489	50,549

Integrated Silicon Solution, Inc. (ISSI)			5,207	86,280

IntraLinks Holdings, Inc.(NON)			4,638	55,192

L-3 Communications Holdings, Inc.			14,800	1,867,908

Leidos Holdings, Inc.			12,900	561,408

Lexmark International, Inc. Class A			860	35,492

LivePerson, Inc.(NON)			1,566	22,081

Manhattan Associates, Inc.(NON)			1,052	42,837

Marvell Technology Group, Ltd.			61,400	890,300

MAXIMUS, Inc.			618	33,891

Mellanox Technologies, Ltd. (Israel)(NON)			653	27,903

Mentor Graphics Corp.			6,849	150,130

Microsemi Corp.(NON)			1,060	30,083

Microsoft Corp.			10,539	489,537

MobileIron, Inc.(NON)			3,080	30,677

MTS Systems Corp.			409	30,687

NetApp, Inc.			42,700	1,769,915

Netscout Systems, Inc.(NON)			779	28,465

NIC, Inc.			1,422	25,582

Nimble Storage, Inc.(NON)			1,092	30,030

NTT Data Corp. (Japan)			3,400	127,099

Oracle Corp.			94,486	4,249,035

Perficient, Inc.(NON)			2,167	40,371

Plantronics, Inc.			362	19,193

Power Integrations, Inc.			719	37,201

Proofpoint, Inc.(NON)			714	34,436

PROS Holdings, Inc.(NON)			1,101	30,255

PTC, Inc.(NON)			1,374	50,357

QLogic Corp.(NON)			6,502	86,607

Quantum Corp.(NON)			20,590	36,238

RF Micro Devices, Inc.(NON)			9,568	158,733

Rovi Corp.(NON)			2,151	48,591

SAP AG (Germany)			1,768	125,007

Semtech Corp.(NON)			1,083	29,858

Silicon Image, Inc.(NON)			10,675	58,926

SoftBank Corp. (Japan)			5,800	345,171

SolarWinds, Inc.(NON)			1,946	96,969

Spansion, Inc. Class A(NON)			4,581	156,762

Sparton Corp.(NON)			1,546	43,814

SS&C Technologies Holdings, Inc.			934	54,630

Symantec Corp.			56,900	1,459,770

Synaptics, Inc.(NON)			1,520	104,637

SYNNEX Corp.			1,385	108,252

Tyler Technologies, Inc.(NON)			461	50,452

Ultimate Software Group, Inc.(NON)			416	61,075

Ultra Clean Holdings, Inc.(NON)			6,432	59,689

United Internet AG (Germany)			5,263	238,667

Verint Systems, Inc.(NON)			919	53,559

Web.com Group, Inc.(NON)			2,811	53,381

Western Digital Corp.			21,800	2,413,260

Xcerra Corp.(NON)			9,700	88,852

Xerox Corp.			106,600	1,477,476

				44,443,255
Transportation (1.0%)

Aegean Marine Petroleum Network, Inc. (Greece)			6,489	90,976

ANA Holdings, Inc. (Japan)			152,000	374,129

ComfortDelgro Corp., Ltd. (Singapore)			127,000	248,636

Delta Air Lines, Inc.			3,200	157,408

Deutsche Post AG (Germany)			7,490	245,063

Hawaiian Holdings, Inc.(NON)			4,589	119,543

JetBlue Airways Corp.(NON)(S)			8,256	130,940

Matson, Inc.			671	23,163

Quality Distribution, Inc.(NON)			8,796	93,589

Scorpio Tankers, Inc.			8,528	74,108

SkyWest, Inc.			2,331	30,956

Southwest Airlines Co.			63,000	2,666,160

Spirit Airlines, Inc.(NON)			1,174	88,731

Swift Transportation Co.(NON)			6,050	173,212

Union Pacific Corp.			15,400	1,834,602

Universal Truckload Services, Inc.			262	7,470

XPO Logistics, Inc.(NON)			769	31,437

				6,390,123
Utilities and power (1.3%)

Alliant Energy Corp.			2,200	146,124

Centrica PLC (United Kingdom)			53,608	230,727

Edison International			29,700	1,944,756

Enel SpA (Italy)			60,625	271,069

ENI SpA (Italy)			14,139	246,941

Entergy Corp.			35,700	3,123,036

OGE Energy Corp.			17,900	635,092

Red Electrica Corporacion SA (Spain)			5,629	494,153

Tokyo Gas Co., Ltd. (Japan)			55,000	296,789

UGI Corp.			23,550	894,429

United Utilities Group PLC (United Kingdom)			20,903	296,215

				8,579,331

Total common stocks (cost $209,032,495)				$259,370,129

CORPORATE BONDS AND NOTES (24.0%)(a)
			Principal amount	Value

Basic materials (1.3%)

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			$120,000	$129,614

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			18,000	18,637

Albemarle Corp. sr. unsec. notes 4.15s, 2024			150,000	152,401

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			10,000	10,830

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			10,000	10,598

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			60,000	61,464

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			524,000	632,730

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			15,000	15,525

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			517,000	575,888

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			63,000	66,150

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			30,000	29,700

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			82,000	86,920

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			52,000	56,547

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			35,000	36,686

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			76,000	90,544

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			20,000	19,450

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			65,000	66,463

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			140,000	140,854

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024			765,000	757,246

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			315,000	333,911

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			230,000	232,450

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			17,000	16,533

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			14,000	12,600

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			116,000	124,090

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			79,000	79,121

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			77,000	80,658

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			34,000	38,930

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			65,000	66,138

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			20,000	19,600

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			28,000	24,920

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			65,000	63,050

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			50,000	48,500

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			73,000	78,293

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			54,000	53,595

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			15,000	14,775

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			74,000	81,400

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			57,000	59,993

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			245,000	305,875

Mercer International, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			35,000	35,438

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			300,000	306,734

Methanex Corp. sr. unsec. unsub. notes 4 1/4s, 2024 (Canada)			345,000	343,494

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			33,000	32,814

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			50,000	1

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			50,000	42,375

Monsanto Company sr. unsec. notes 5 1/2s, 2025			640,000	735,513

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			21,000	24,110

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			9,000	10,197

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			30,000	30,045

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			30,000	29,400

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			225,000	236,804

PQ Corp. 144A sr. notes 8 3/4s, 2018			50,000	51,750

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			525,000	524,783

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			277,000	350,450

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			135,000	144,185

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			75,000	74,393

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			60,000	61,650

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			40,000	38,500

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			25,000	27,938

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			15,000	15,338

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			37,000	40,515

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			40,000	40,600

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			25,000	25,250

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			20,000	19,850

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			30,000	35,175

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			7,000	7,298

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			7,000	7,420

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			13,000	13,650

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			4,000	4,060

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			30,000	30,750

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			10,000	10,188

Taminco Global Chemical Corp. company guaranty sr. sub. notes Ser. REGS, 9 3/4s, 2020 (Belgium)			10,000	10,950

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			55,000	56,650

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			10,000	10,100

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			77,000	73,150

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			260,000	346,151

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			75,000	78,188

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			40,000	41,000

				8,659,536
Capital goods (0.8%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			133,000	133,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			122,000	136,640

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			35,000	34,038

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			25,000	24,563

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			25,000	24,813

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			25,000	24,000

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			24,000	24,360

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			74,000	82,325

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			190,000	211,467

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			30,000	30,600

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			55,000	59,813

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			140,000	150,500

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			525,000	587,523

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			158,000	153,260

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			35,000	38,675

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			570,000	560,752

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			75,000	71,813

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			260,000	250,077

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			160,000	154,556

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			25,000	25,438

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			331,000	464,437

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			35,000	35,525

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			40,000	37,600

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			25,000	25,313

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			100,000	106,000

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			50,000	51,000

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			45,000	45,450

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			69,000	72,795

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			195,000	222,492

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			18,000	18,450

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			175,000	184,625

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			65,000	66,625

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			47,000	49,703

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			13,000	13,455

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			73,000	74,460

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			54,000	57,510

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			13,000	13,065

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			10,000	9,775

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			437,000	486,143

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			305,000	444,423

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			40,000	42,000

				5,299,059
Communication services (2.4%)

Adelphia Communications Corp. escrow bonds zero %, 2015			125,000	938

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			205,000	208,932

American Tower Corp. sr. unsec. notes 7s, 2017(R)			317,000	357,904

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			525,000	527,084

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			27,000	30,038

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			30,000	33,900

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			37,000	40,700

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			42,000	44,100

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			23,000	23,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			50,000	48,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			34,000	36,125

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			30,000	31,163

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			50,000	50,563

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			35,000	35,525

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			50,000	54,750

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			13,000	13,488

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			525,000	579,709

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			539,000	759,395

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			82,000	109,635

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			13,000	13,030

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			300,000	399,126

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			80,000	81,600

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			24,000	24,240

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			115,000	126,411

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			30,000	33,075

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			37,000	37,185

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			163,000	240,777

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			32,000	36,320

DISH DBS Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			55,000	55,275

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			20,000	22,600

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			5,000	5,025

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			14,000	14,700

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			44,000	47,190

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			29,000	31,900

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			23,000	23,633

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			47,000	50,290

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			94,000	95,880

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			233,000	233,583

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			135,000	189,809

Level 3 Communications, Inc. 144A sr. unsec. unsub. notes 5 3/4s, 2022			20,000	20,125

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			40,000	40,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			40,000	43,150

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			45,000	47,419

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			50,000	51,750

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			55,000	58,713

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			45,000	32,175

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			201,000	215,327

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			34,000	34,765

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			320,000	370,019

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			55,000	65,504

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			410,000	415,315

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			14,000	14,249

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			162,000	163,512

Sprint Capital Corp. company guaranty 6 7/8s, 2028			92,000	80,960

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			27,000	26,865

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			104,000	118,290

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			150,000	148,080

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			184,000	182,390

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			7,000	7,236

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			20,000	20,400

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			67,000	68,508

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			17,000	17,680

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			30,000	30,480

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			60,000	61,350

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			93,000	94,395

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			20,000	20,050

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			365,000	491,002

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			300,000	303,750

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			300,000	321,194

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			5,000	6,894

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			230,000	300,675

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			541,000	811,898

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023			88,000	118,438

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			1,383,000	1,706,427

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			152,000	176,132

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			442,000	548,403

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			775,000	770,335

Verizon Communications, Inc. 144A sr. unsec. notes 2 5/8s, 2020			397,000	392,461

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			165,000	208,827

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			291,000	364,911

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			505,000	693,662

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			54,000	54,945

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			909,000	897,419

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			90,000	93,713

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			140,000	151,550

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			39,000	36,465

				15,645,356
Consumer cyclicals (3.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			300,000	387,165

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			458,000	688,970

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			10,000	12,769

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			50,000	49,375

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			517,000	511,516

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			35,000	38,063

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			33,000	33,495

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			33,000	37,014

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			202,000	218,665

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			330,000	345,274

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			99,000	98,505

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			17,000	14,195

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			63,000	65,835

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			30,000	31,056

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			37,000	39,128

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			90,000	89,775

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			325,000	454,225

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025			30,000	30,225

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			57,000	57,570

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			37,000	38,943

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			40,000	40,200

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			13,000	12,935

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			10,000	9,775

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			17,000	16,065

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			15,000	15,975

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			54,000	56,700

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			190,000	195,700

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			44,000	44,440

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			30,000	30,375

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			50,000	52,250

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			23,000	23,690

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			60,000	62,850

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			445,000	405,059

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			59,000	64,015

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			350,000	391,116

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			152,000	157,882

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			24,000	24,960

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			95,000	125,711

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			245,000	395,715

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			440,000	597,342

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			140,000	201,598

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			865,000	1,071,737

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			27,000	27,473

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			34,000	34,765

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			75,000	74,438

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			67,000	66,370

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			15,000	17,919

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			150,000	158,250

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			243,000	243,304

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			232,000	235,770

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			37,000	35,428

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			57,000	57,713

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			155,000	158,488

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			63,000	64,890

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	70,000	63,367

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$25,000	19,625

Grupo Televisa SAB sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			360,000	440,741

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			105,000	142,811

Home Depot, Inc. (The) sr. unsec. notes 5.95s, 2041			300,000	391,823

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			147,000	169,042

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			658,000	718,085

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			60,000	62,100

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			80,000	78,839

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			70,000	70,700

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			100,000	98,000

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			114,000	112,290

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			130,000	130,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			27,000	27,405

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			34,000	35,360

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			53,000	54,855

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			105,000	97,650

Jo-Ann Stores, LLC 144A sr. unsec. notes 9 3/4s, 2019(PIK)			45,000	38,250

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			405,000	417,543

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			40,000	44,900

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			23,000	24,840

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			27,000	28,013

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			40,000	41,200

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			57,000	60,278

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			70,000	68,600

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			25,000	25,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			80,000	83,200

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			210,000	267,306

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			190,000	207,088

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			500,000	484,464

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			190,000	194,974

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			130,000	138,775

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			60,000	60,300

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			10,000	9,900

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			50,000	52,500

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			90,000	89,325

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			65,000	73,694

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			45,000	47,138

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			242,706	262,729

Navistar International Corp. sr. notes 8 1/4s, 2021			54,000	52,920

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			40,000	40,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			150,000	159,000

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			50,000	51,875

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			65,000	65,244

Nordstrom, Inc. sr. unsec. notes 5s, 2044			195,000	222,721

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			410,000	540,281

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			130,000	136,175

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			90,000	96,300

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			90,000	93,124

Owens Corning company guaranty sr. unsec. notes 9s, 2019			20,000	24,204

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			74,000	68,820

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			53,000	54,988

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			45,000	45,563

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			27,000	28,350

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			25,000	25,375

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			47,000	52,640

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			32,000	36,400

QVC, Inc. company guaranty sr. notes 4.85s, 2024			120,000	122,194

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			50,000	47,120

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			20,000	19,100

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			58,000	61,480

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			63,000	66,465

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			29,000	31,030

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			15,000	12,750

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			15,000	10,500

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			45,000	45,563

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022			120,000	109,950

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	41,200

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			14,000	13,895

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			10,000	10,175

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			15,000	14,513

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			43,000	43,968

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			90,000	92,925

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			13,000	13,650

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			90,000	90,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			3,000	3,188

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			3,000	3,128

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			50,000	52,250

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			30,000	30,450

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			50,000	51,250

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			25,000	25,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			48,000	43,680

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			21,000	22,260

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			23,000	21,965

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			20,000	19,550

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			54,000	57,240

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			355,000	365,876

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			30,000	31,950

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			525,000	523,433

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			60,000	60,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			14,000	14,070

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			125,000	125,625

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			93,000	99,045

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			198,000	272,452

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			120,000	141,769

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040			655,000	758,125

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			120,000	122,008

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			50,000	54,488

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			525,000	521,855

				19,906,486
Consumer staples (1.7%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			128,000	133,793

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			42,000	53,332

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			500,000	487,493

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			525,000	519,350

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			245,000	378,236

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			450,000	509,687

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			14,000	15,295

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			50,000	51,000

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			110,000	112,750

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			58,000	59,450

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			10,000	12,255

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			90,000	92,956

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			315,000	317,933

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			50,000	48,500

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			155,000	169,556

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			325,000	360,397

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			340,000	349,780

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			14,000	13,913

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			45,000	48,600

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			50,000	55,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			5,000	5,063

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			5,000	5,038

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			84,000	80,850

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			13,000	12,643

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			525,000	529,700

CVS Pass-Through Trust sr. notes 6.036s, 2028			54,180	62,721

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			263,437	281,695

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			33,000	34,655

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			247,000	247,329

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			135,000	178,496

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			117,000	107,348

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			300,000	404,284

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			515,000	522,286

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			93,000	93,930

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			17,000	17,893

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			140,000	144,900

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			30,000	30,900

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			350,000	451,243

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			655,000	871,590

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			17,000	17,510

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			122,000	129,320

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			300,000	392,630

McDonald's Corp. sr. unsec. notes 5.7s, 2039			270,000	331,638

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			230,000	249,658

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			82,000	99,761

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			405,000	422,972

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			521,000	519,990

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			42,000	41,265

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			67,000	67,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			57,000	62,201

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			300,000	319,801

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			25,000	27,469

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			24,000	24,720

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			47,000	49,350

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			50,000	51,750

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			400,000	402,835

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			65,000	66,950

				11,148,910
Energy (1.8%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			20,000	20,850

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			17,000	18,063

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			90,000	91,800

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			85,000	25,925

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			21,000	22,470

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			125,000	150,212

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			185,000	216,145

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			37,000	34,873

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			43,000	41,603

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			45,000	44,091

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			192,000	188,645

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			33,000	28,050

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			8,000	6,800

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			570,000	585,411

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			525,000	529,311

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			34,000	28,730

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			90,000	76,050

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			85,000	73,738

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,045,000	1,132,827

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			17,000	11,560

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			14,000	14,420

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			27,000	26,258

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			27,000	28,350

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			54,000	41,040

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			517,000	513,804

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			54,000	56,700

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			54,000	54,270

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			24,000	24,240

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			55,000	20,075

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			525,000	518,287

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			33,000	30,690

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			7,000	6,650

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			63,000	57,645

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			50,000	49,513

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			34,000	26,010

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			57,000	48,450

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			35,000	25,550

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			135,000	131,963

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			25,000	24,438

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			10,000	7,500

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			114,000	85,785

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			140,000	173,935

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			40,000	38,000

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			13,000	11,050

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			20,000	17,600

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			40,000	54,684

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			63,000	39,060

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			94,000	95,645

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			5,000	5,013

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			84,000	58,800

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			25,000	20,250

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			110,000	92,950

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			59,000	3

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	159,000

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			125,000	148,773

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			10,000	9,125

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			20,000	17,850

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			130,000	96,200

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			90,000	89,550

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			285,000	248,865

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			25,000	22,500

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			95,000	86,450

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			110,000	82,500

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			50,000	35,500

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			25,000	15,250

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			90,000	54,000

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	191,000

PetroBakken Energy, Ltd. sr. unsec. notes Ser. REGS, 8 5/8s, 2020 (Canada)			30,000	21,000

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			115,000	60,663

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			270,000	98,550

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			150,000	169,875

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			150,000	155,850

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			525,000	542,211

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			30,000	28,050

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			54,000	48,060

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			34,000	31,113

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			20,000	20,200

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			113,000	46,824

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			62,000	59,520

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			15,000	8,850

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			47,000	38,540

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			585,000	592,851

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			564,000	612,284

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			20,000	19,600

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			23,000	22,310

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			10,000	9,650

Spectra Energy Capital, LLC sr. notes 8s, 2019			215,000	260,640

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			170,000	196,629

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			14,000	8,645

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 6 1/4s, 2022			5,000	4,988

Tesoro Logistics LP/Tesoro Logistics Finance Corp. 144A sr. unsec. notes 5 1/2s, 2019			5,000	4,963

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			517,000	518,763

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			25,000	16,500

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			60,000	53,550

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			90,000	85,105

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			300,000	374,115

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			104,000	95,160

Williams Cos., Inc. (The) notes 7 3/4s, 2031			4,000	4,284

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			15,000	17,328

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			240,000	223,195

Williams Partners LP sr. unsec. notes 5.4s, 2044			75,000	73,950

Williams Partners LP sr. unsec. notes 4.3s, 2024			75,000	74,414

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			17,000	16,363

				11,596,938
Financials (8.2%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			564,000	563,386

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			315,000	393,662

Aflac, Inc. sr. unsec. notes 6.9s, 2039			135,000	183,302

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			80,000	102,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			24,000	28,320

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			44,000	51,590

Ally Financial, Inc. unsec. sub. notes 8s, 2018			30,000	34,050

American Express Co. sr. unsec. notes 7s, 2018			396,000	458,153

American Express Co. sr. unsec. notes 6.15s, 2017			240,000	267,408

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			321,000	434,955

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			639,000	714,130

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			240,000	221,410

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			235,000	274,478

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			310,000	326,275

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			255,000	276,038

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			200,000	214,500

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			390,000	391,397

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			25,000	25,448

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017			340,000	340,077

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			621,000	620,528

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			750,000	805,624

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			517,000	529,491

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			445,000	450,944

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			65,000	66,238

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			525,000	521,649

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			450,000	446,490

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			644,000	864,627

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			1,081,000	1,037,760

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			185,000	188,293

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			46,000	53,017

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			151,000	159,993

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			678,000	677,989

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			190,000	193,076

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			265,000	284,548

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			200,000	206,482

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			140,000	154,566

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			440,000	471,456

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			25,000	25,500

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			43,000	43,942

CIT Group, Inc. sr. unsec. notes 5s, 2023			27,000	27,608

CIT Group, Inc. sr. unsec. notes 5s, 2022			170,000	174,675

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			37,000	39,105

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			24,000	23,940

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			44,000	46,420

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			631,000	667,019

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			625,000	718,656

Commonwealth Bank of Australia/New York sr. unsec. unsub. bonds 1 1/8s, 2017			718,000	715,466

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			33,000	21,450

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			470,000	490,297

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			47,000	47,000

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			225,000	232,875

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			250,000	308,318

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			621,000	689,860

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			65,000	55,088

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			207,000	219,122

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			72,000	76,320

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			50,000	51,125

EPR Properties unsec. notes 5 1/4s, 2023(R)			280,000	292,033

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			190,000	191,425

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			93,000	86,141

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			345,000	365,615

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			1,450,000	1,561,727

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			1,200,000	1,639,058

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			781,000	847,867

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			439,000	269,985

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			440,000	438,888

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			1,105,000	1,312,765

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			319,000	322,222

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			160,000	179,578

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			695,000	784,875

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			335,000	329,582

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			290,000	314,722

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			77,000	76,615

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			35,000	35,234

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			125,000	188,125

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			400,000	405,000

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			1,045,000	1,239,847

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			350,000	352,859

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			10,000	9,900

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			105,000	108,171

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			57,000	57,249

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,365,000	1,515,214

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			20,000	21,850

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			44,000	47,850

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			210,000	212,625

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			33,000	34,733

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			5,000	4,850

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			136,000	146,377

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			523,000	527,974

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			618,000	620,133

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			390,000	456,300

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			135,000	170,535

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			740,000	752,950

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			425,000	428,884

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			110,000	117,425

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			160,000	162,472

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 1.001s, 2026			100,000	91,491

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			870,000	1,037,818

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			385,000	491,838

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			540,000	582,172

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			370,000	389,498

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			620,000	660,420

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			45,000	48,150

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			115,000	123,050

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			525,000	533,568

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			90,000	86,400

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			50,000	45,500

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			425,000	427,193

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN, 8.45s, 2018			54,000	60,210

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			75,000	78,938

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			45,000	46,800

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			35,000	32,025

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			1,129,000	1,254,528

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			50,000	51,125

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			35,000	35,875

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			34,000	34,085

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			50,000	45,875

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			525,000	524,723

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			267,000	293,284

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			275,000	297,481

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			57,000	55,148

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			54,000	56,700

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			320,000	374,000

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			141,000	144,878

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			157,000	155,430

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			120,000	129,274

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			525,000	530,828

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			125,000	131,250

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			60,000	64,944

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			560,000	569,627

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			505,000	522,647

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			93,000	96,903

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			300,000	312,712

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			300,000	279,675

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			155,000	159,561

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			476,000	472,982

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			210,000	204,750

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			20,000	19,600

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			25,000	28,000

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			173,000	171,270

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			595,000	640,018

Svenska Handelsbanken AB bank guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			272,000	281,131

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			435,000	450,744

TIERS Trust/United States 144A bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			480,000	499,200

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			17,000	14,280

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			190,000	256,746

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			469,000	523,681

US Bank of NA of Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			550,000	549,541

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	490,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,887,000	1,592,628

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			200,000	148,000

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			500,000	560,457

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			60,000	66,242

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			40,000	35,700

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			517,000	525,763

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			155,000	158,297

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	89,029

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			95,000	96,389

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			170,000	178,421

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			426,000	454,223

				53,699,507
Health care (1.5%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			525,000	516,159

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			471,000	472,023

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			100,000	102,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			50,000	49,250

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			318,000	419,402

Amgen, Inc. sr. unsec. notes 3.45s, 2020			500,000	519,940

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			525,000	531,888

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			99,000	132,795

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			525,000	588,652

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			40,000	41,680

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			50,000	52,000

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			44,000	44,440

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			50,000	50,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			50,000	50,125

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			10,000	10,375

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			10,000	10,350

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			10,000	10,594

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			350,000	382,891

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	125,660

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$73,000	65,609

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			60,000	61,200

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			23,000	23,058

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			40,000	39,100

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			43,000	45,903

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 4 3/4s, 2024			20,000	20,200

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			45,000	45,675

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			90,000	90,225

HCA, Inc. sr. notes 6 1/2s, 2020			160,000	179,000

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			14,000	15,960

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			44,000	46,200

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			14,000	14,420

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			55,000	56,210

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			75,000	80,438

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			64,000	64,960

Johnson & Johnson sr. unsec. notes 5.15s, 2018			329,000	369,282

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			103,000	112,785

Medtronic, Inc. 144A sr. unsec. notes 4 3/8s, 2035			190,000	201,563

Medtronic, Inc. 144A sr. unsec. notes 3 1/2s, 2025			190,000	194,364

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			453,000	448,780

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			65,000	68,900

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			220,000	228,941

Omnicare, Inc. sr. unsec. notes 5s, 2024			10,000	10,250

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			50,000	50,750

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			70,000	73,150

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			60,000	76,809

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			17,000	17,340

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			244,000	248,880

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			54,000	55,350

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			40,000	41,700

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			30,000	30,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			24,000	24,060

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			39,000	38,708

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			63,000	68,670

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			60,000	64,430

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III, LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			410,000	413,909

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			47,000	50,466

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			235,000	264,528

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			345,000	372,027

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			540,000	538,278

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			535,000	524,903

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			17,000	17,935

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			7,000	7,221

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			73,000	76,285

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			4,000	4,030

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018			37,000	39,359

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			40,000	41,300

				9,733,335
Technology (1.1%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			70,000	73,150

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			453,000	453,474

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			275,000	288,113

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			25,000	25,213

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			34,000	29,070

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			97,000	94,575

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			595,000	621,951

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			238,000	238,101

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			525,000	520,980

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			76,000	80,602

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			10,000	11,875

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			50,000	57,375

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			257,000	274,990

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			9,000	9,833

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			24,000	24,000

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			39,000	40,755

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			183,000	201,978

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			447,000	455,392

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			255,000	319,533

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			150,000	167,658

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			675,000	628,983

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			525,000	524,231

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019(R)			23,000	24,610

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			47,000	48,880

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			50,000	56,845

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			85,000	89,250

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			475,000	522,311

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			310,000	371,879

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			200,000	194,002

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	197,000

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			33,000	33,330

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			34,000	35,530

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			164,000	184,479

				6,899,948
Transportation (0.3%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			92,000	95,910

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			65,000	77,562

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			300,000	369,693

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			370,000	366,525

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			95,967	111,082

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			75,000	73,437

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			39,000	37,388

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			71,000	72,444

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			260,000	262,600

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			88,581	95,004

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			53,000	52,470

				1,614,115
Utilities and power (1.9%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			30,000	34,275

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			75,000	84,188

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			100,000	113,000

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			20,000	20,000

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			120,000	147,430

Appalachian Power Co. sr. unsec. unsub. notes 4.6s, 2021			245,000	271,772

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			60,000	64,155

Beaver Valley Funding Corp. sr. bonds 9s, 2017			62,000	66,960

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			100,000	101,250

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			13,000	13,813

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			10,000	10,575

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			25,000	27,781

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			208,000	271,327

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			402,000	476,588

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			205,000	212,596

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			13,000	13,715

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			435,000	443,199

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			5,000	5,100

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			5,000	5,088

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			75,000	76,313

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			200,000	250

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			200,000	209,825

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			835,000	878,921

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			70,000	95,099

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			245,000	286,763

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,180,000	1,206,550

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			50,000	59,250

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			34,000	37,740

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			140,000	161,030

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			120,000	128,530

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			375,000	389,687

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			19,000	19,238

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			30,000	28,050

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			87,000	87,870

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			196,000	202,236

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			33,000	33,255

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			57,000	56,145

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			225,000	251,718

Kansas Gas and Electric Co. bonds 5.647s, 2021			46,448	49,179

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			115,000	115,236

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 4 1/4s, 2024			170,000	170,342

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			505,000	497,998

Kinder Morgan, Inc./DE company guaranty sr. unsec. unsub. notes 4.3s, 2025			210,000	210,098

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032			17,000	20,910

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			68,000	70,775

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			430,000	570,856

Nevada Power Co. mtge. notes 7 1/8s, 2019			310,000	369,846

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			130,000	154,097

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			110,000	118,525

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			25,000	25,375

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			350,000	338,380

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			135,000	144,986

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			153,000	194,785

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			985,000	1,043,686

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			465,000	491,971

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	15,028

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			215,000	276,895

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			337,000	347,110

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			53,000	52,868

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			34,000	32,810

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			25,000	23,625

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			44,000	40,370

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			60,000	60,300

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,094

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			54,000	38,205

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			155,000	150,350

Union Electric Co. sr. notes 6.4s, 2017			265,000	295,061

West Penn Power Co. 144A sr. bonds 5.95s, 2017			45,000	50,032

				12,566,075

Total corporate bonds and notes (cost $150,346,987)				$156,769,265

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.0%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, January 1, 2045			$25,000,000	$26,251,953

				26,251,953
U.S. Government Agency Mortgage Obligations (17.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4s, June 1, 2043			173,969	187,221

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018			69,696	74,851
6s, TBA, January 1, 2045			18,000,000	20,401,875
4 1/2s, TBA, January 1, 2045			1,000,000	1,085,859
4s, TBA, January 1, 2045			64,000,000	68,329,997
3s, TBA, January 1, 2045			2,000,000	2,024,219
3s, TBA, January 1, 2030			18,000,000	18,714,375

				110,818,397

Total U.S. government and agency mortgage obligations (cost $136,133,607)				$137,070,350

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes
1 3/4s, September 30, 2019(i)			$101,000	$101,999
5/8s, November 30, 2017(i)			18,000	17,772

Total U.S. Treasury obligations (cost $119,771)				$119,771

MORTGAGE-BACKED SECURITIES (5.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.7%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.146s, 2037			$160,394	$253,476
IFB Ser. 2979, Class AS, 23.684s, 2034			14,506	18,098
IFB Ser. 3072, Class SB, 23.06s, 2035			263,275	399,178
IFB Ser. 3249, Class PS, 21.744s, 2036			225,228	334,424
IFB Ser. 3065, Class DC, 19.378s, 2035			235,617	340,881
IFB Ser. 2990, Class LB, 16.535s, 2034			233,072	307,436
IFB Ser. 326, Class S2, IO, 5.789s, 2044			652,880	160,193
IFB Ser. 310, Class S4, IO, 5.789s, 2043			379,852	94,363
IFB Ser. 308, Class S1, IO, 5.789s, 2043			705,382	175,584
Ser. 3391, PO, zero %, 2037			14,230	12,815
Ser. 3300, PO, zero %, 2037			93,189	82,035
Ser. 3206, Class EO, PO, zero %, 2036			10,029	8,984
FRB Ser. 3326, Class WF, zero %, 2035			5,098	4,042

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.883s, 2036			56,823	105,637
IFB Ser. 06-8, Class HP, 23.945s, 2036			187,042	287,143
IFB Ser. 05-45, Class DA, 23.799s, 2035			327,586	507,797
IFB Ser. 05-75, Class GS, 19.742s, 2035			94,879	130,864
IFB Ser. 05-106, Class JC, 19.598s, 2035			70,920	105,695
IFB Ser. 05-83, Class QP, 16.953s, 2034			41,701	55,941
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,132,785	233,371
Ser. 07-64, Class LO, PO, zero %, 2037			53,863	49,714
Ser. 07-14, Class KO, PO, zero %, 2037			43,263	39,461
Ser. 06-125, Class OX, PO, zero %, 2037			4,513	4,125
Ser. 06-84, Class OT, PO, zero %, 2036			6,147	5,584

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.985s, 2042			1,028,784	164,431
Ser. 10-9, Class UI, IO, 5s, 2040			751,169	159,493
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			155,826	31,376
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,286,028	156,355
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			1,372,448	57,533
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			1,634,920	208,796
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,030,806	355,877
Ser. 06-36, Class OD, PO, zero %, 2036			5,181	4,603

				4,855,305
Commercial mortgage-backed securities (3.6%)

Banc of America Commercial Mortgage Trust Ser. 06-5, Class A2, 5.317s, 2047			837,146	836,875

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.369s, 2051			12,667,270	109,775

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class F, 5.486s, 2041			206,000	206,029
Ser. 04-5, Class XC, IO, 0.469s, 2041			1,264,865	6,919
Ser. 04-4, Class XC, IO, 0.208s, 2042			719,338	2,190
Ser. 05-1, Class XW, IO, 0.017s, 2042			7,274,766	73

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.743s, 2038			168,000	172,859
FRB Ser. 05-T18, Class D, 5.134s, 2042			248,000	254,123
Ser. 04-PR3I, Class X1, IO, 0 1/2s, 2041			411,461	1,099

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			273,000	273,377
FRB Ser. 06-PW11, Class C, 5.435s, 2039			191,000	190,150
Ser. 06-PW14, Class X1, IO, 0.64s, 2038			8,077,206	114,454

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.568s, 2047			196,000	210,108

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			288,000	288,478

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.537s, 2049			64,875,828	739,584

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			351,000	366,493
FRB Ser. 14-CR18, Class C, 4.74s, 2047			630,000	667,305
Ser. 12-CR3, Class XA, IO, 2.172s, 2045			996,014	110,941
Ser. 12-CR1, Class XA, IO, 2.118s, 2045			6,985,201	726,021
Ser. 13-LC13, Class XA, IO, 1.44s, 2046			5,207,277	379,350
Ser. 14-CR17, Class XA, IO, 1.211s, 2047			4,552,069	338,362
Ser. 14-UBS6, Class XA, IO, 1.087s, 2047			5,036,000	359,784
Ser. 14-CR14, Class XA, IO, 0.903s, 2047			8,748,912	424,060
Ser. 06-C8, Class XS, IO, 0.521s, 2046			27,808,150	242,192

COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class E, 3.719s, 2046			274,000	210,129
FRB Ser. 07-C9, Class AJFL, 0.852s, 2049			529,000	497,927

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.82s, 2038			277,024	10

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			210,596	211,863

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 0.993s, 2020			432,730	6,616

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.931s, 2033			72,830	143

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.911s, 2032			32,119	26,948

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.274s, 2044			264,000	267,131

GE Capital Commercial Mortgage Corp. 144A Ser. 05-C3, Class XC, IO, 0.142s, 2045			125,446,123	47,616

GMAC Commercial Mortgage Securities, Inc. Trust
FRB Ser. 04-C2, Class A4, 5.301s, 2038			5,907	5,915
Ser. 05-C1, Class X1, IO, 0.587s, 2043			7,638,134	13,955

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class E, 5.087s, 2042			219,000	218,569

GS Mortgage Securities Trust
Ser. 05-GG4, Class B, 4.841s, 2039			1,015,000	1,013,234
Ser. 13-GC10, Class XA, IO, 1.733s, 2046			3,679,801	354,954

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045			303,000	318,968
FRB Ser. 11-GC3, Class D, 5.535s, 2044			418,000	449,324
FRB Ser. 12-GC6, Class E, 5s, 2045			478,000	419,948
Ser. 06-GG6, Class XC, IO, 0.005s, 2038			13,251,466	6,878

JPMBB Commercial Mortgage Securities Trust Ser. 14-C25, Class XA, IO, 1.021s, 2047			2,649,950	185,723

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			158,500	164,498
FRB Ser. 06-LDP7, Class B, 5.865s, 2045			251,000	204,589
Ser. 06-LDP8, Class B, 5.52s, 2045			171,000	171,498
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045			1,459,000	1,516,018
FRB Ser. 13-C10, Class C, 4.159s, 2047			408,000	419,242
FRB Ser. 13-C13, Class C, 4.056s, 2046			186,000	187,622
Ser. 06-LDP8, Class X, IO, 0.534s, 2045			9,048,970	67,189

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.174s, 2051			267,000	270,099
FRB Ser. 07-CB20, Class C, 6.174s, 2051			192,000	182,026
FRB Ser. 12-C6, Class E, 5.207s, 2045			333,000	340,478
FRB Ser. 12-LC9, Class D, 4.425s, 2047			224,000	227,987
Ser. 05-CB12, Class X1, IO, 0.347s, 2037			6,639,453	8,054
Ser. 06-LDP6, Class X1, IO, 0.077s, 2043			13,335,966	19,337

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			66,674	70,007
Ser. 98-C4, Class H, 5.6s, 2035			205,947	215,605

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			188,186	188,764
FRB Ser. 06-C1, Class AJ, 5.276s, 2041			194,000	198,753

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.59s, 2036			500,000	498,200
FRB Ser. 04-C7, Class G, 5.032s, 2036			236,000	239,526
Ser. 06-C7, Class XCL, IO, 0.651s, 2038			12,729,563	133,775
Ser. 05-C2, Class XCL, IO, 0.354s, 2040			11,641,774	5,122
Ser. 05-C7, Class XCL, IO, 0.213s, 2040			20,672,458	22,016

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			2,424	—

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.835s, 2050			57,163	57,202
FRB Ser. 05-CIP1, Class AM, 5.107s, 2038			195,000	198,280

Merrill Lynch Mortgage Trust 144A
Ser. 05-MCP1, Class XC, IO, 0.603s, 2043			7,682,258	12,960
Ser. 04-KEY2, Class XC, IO, 0.514s, 2039			825,056	1,760

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.053s, 2044			383,278	20,812
Ser. 06-C4, Class X, IO, 6.006s, 2045			1,390,800	138,106
Ser. 07-C5, Class X, IO, 5.545s, 2049			235,937	12,623

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.417s, 2046			393,000	404,717
Ser. 14-C17, Class XA, IO, 1.288s, 2047			1,121,032	87,340

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558s, 2044			225,000	219,168

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.183s, 2049			409,000	428,632

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			356,835	89,209

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			242,000	241,286
Ser. 12-C4, Class XA, IO, 1.852s, 2045			2,089,889	214,673

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25, Class AJ, 5.723s, 2043			258,000	267,030

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.396s, 2042			289,000	288,306
Ser. 05-C18, Class XC, IO, 0.324s, 2042			11,150,425	28,657
Ser. 06-C26, Class XC, IO, 0.05s, 2045			6,938,843	7,355

Wells Fargo Commercial Mortgage Trust Ser. 14-LC16, Class XA, IO, 1.487s, 2050			2,081,327	177,350

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.302s, 2046			950,000	880,972

WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C7, Class C, 4.845s, 2045			177,000	188,321
FRB Ser. 14-C19, Class C, 4.646s, 2047			494,000	509,067

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044			445,000	476,613
FRB Ser. 12-C7, Class E, 4.845s, 2045			221,000	221,300
FRB Ser. 13-UBS1, Class D, 4.632s, 2046			605,000	584,563
FRB Ser. 12-C10, Class D, 4.458s, 2045			270,000	263,081
Ser. 14-C19, Class D, 4.234s, 2047			132,000	119,598
Ser. 12-C10, Class XA, IO, 1.795s, 2045			3,742,490	366,427
Ser. 13-C12, Class XA, IO, 1.496s, 2048			855,288	68,586

				23,200,851
Residential mortgage-backed securities (non-agency) (1.1%)

Barclays Capital, LLC Trust
FRB Ser. 13-RR1, Class 9A4, 6.727s, 2036			100,000	101,150
FRB Ser. 12-RR10, Class 9A2, 2.71s, 2035			100,000	93,260

Barclays Capital, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.366s, 2036			350,000	293,580
FRB Ser. 13-RR8, Class 2A2, 0.306s, 2036			903,765	779,497

Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 22A1, 2.612s, 2035			380,280	325,140

Countrywide Alternative Loan Trust
Ser. 05-28CB, Class 2A7, 5 3/4s, 2035			1,017,970	945,122
FRB Ser. 05-27, Class 2A1, 1.463s, 2035			228,304	182,643
FRB Ser. 05-59, Class 1A1, 0.487s, 2035			535,609	433,843
FRB Ser. 07-OA10, Class 2A1, 0.42s, 2047			415,029	342,399

Countrywide Home Loans FRB Ser. 06-HYB1, Class 1A1, 2.458s, 2036			304,126	266,783

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.392s, 2036			400,000	328,520

Nomura Resecuritization Trust 144A FRB Ser. 14-3R, Class 3A2, 0.685s, 2035			250,000	229,375

RBSSP Resecuritization Trust 144A FRB Ser. 10-1, Class 3A2, 5.205s, 2035			320,000	312,096

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.183s, 2046			376,873	337,302
FRB Ser. 06-AR3, Class A1B, 1.113s, 2046			387,974	315,423
FRB Ser. 05-AR19, Class A1C3, 0.67s, 2045			199,139	175,740
FRB Ser. 05-AR13, Class A1C3, 0.66s, 2045			367,796	323,661
FRB Ser. 05-AR9, Class A1C3, 0.65s, 2045			633,666	582,972
FRB Ser. 05-AR15, Class A1B3, 0.51s, 2045			560,425	491,773

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.335s, 2047			375,000	277,500

				7,137,779

Total mortgage-backed securities (cost $32,976,332)				$35,193,935

ASSET-BACKED SECURITIES (2.5%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3, Class A, 1.056s, 2016			$9,934,000	$9,934,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.054s, 2016			6,199,000	6,199,000

Total asset-backed securities (cost $16,133,000)				$16,133,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$308,448	$268,350

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			205,000	196,595

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			1,345,000	1,330,878

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			794,956	659,813

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			985,633	882,141

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	4,564	1,551,434

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$100,000	99,250

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			100,000	94,000

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			200,000	213,000

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			200,000	120,000

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			320,000	322,800

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			200,000	190,346

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			175,000	196,035

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			58,950	60,866

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			460,000	476,100

Total foreign government and agency bonds and notes (cost $7,189,949)				$6,661,608

INVESTMENT COMPANIES (0.2%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			2,863	$42,601

iShares MSCI EAFE ETF			16,866	1,026,127

iShares Russell 2000 Growth ETF			712	101,375

Solar Capital, Ltd.			2,366	42,612

Total investment companies (cost $1,268,268)				$1,212,715

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017			$550,805	$483,331

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			39,800	34,944

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			149,250	137,310

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			83,939	82,027

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.648s, 2017			82,302	53,075

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.648s, 2017			845	543

Total senior loans (cost $873,020)				$791,230

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			249	$248,899

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			2,035	53,683

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			7,650	172,890

M/I Homes, Inc. Ser. A, $2.438 pfd.			2,202	57,010

Total preferred stocks (cost $392,613)				$532,482

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.(R)			5,720	$133,883

United Technologies Corp. $3.75 cv. pfd.			750	45,998

Total convertible preferred stocks (cost $142,047)				$179,881

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds, 4.421s, 1/1/15			$135,000	$135,000

Total municipal bonds and notes (cost $135,000)				$135,000

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$27,000	$34,138

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			59,000	83,706

Total convertible bonds and notes (cost $80,790)				$117,844

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	34,898	$—

Total warrants (cost $6,980)				$—

SHORT-TERM INVESTMENTS (25.5%)(a)
			Principal amount/shares	Value

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.04%, January 14, 2015			$6,000,000	$5,999,903

Putnam Cash Collateral Pool, LLC 0.20%(d)		Shares	867,998	867,998

Putnam Money Market Liquidity Fund 0.09%(AFF)		Shares	38,689,418	38,689,418

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	114,153,260	114,153,260

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	490,000	490,000

U.S. Treasury Bills with an effective yield of 0.04%, April 16, 2015(SEGCCS)			$170,000	169,983

U.S. Treasury Bills with effective yields ranging from zero% to 0.12%, February 5, 2015(SEG)(SEGCCS)			5,505,000	5,504,486

U.S. Treasury Bills with an effective yield of 0.01%, January 15, 2015(SEG)(SEGCCS)			308,000	307,999

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, January 22, 2015(SEGCCS)			70,000	70,000

U.S. Treasury Bills with effective yields ranging from zero% to 0.02%, January 29, 2015(SEG)(SEGCCS)			193,000	192,999

U.S. Treasury Bills with effective yields ranging from zero% to 0.03%, January 8, 2015(SEG)			211,000	210,999

Total short-term investments (cost $166,657,041)				$166,657,045

TOTAL INVESTMENTS

Total investments (cost $721,487,900)(b)				$780,944,255

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $79,357,044) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/21/15	$231,180	$241,133	$9,953
	British Pound	Sell	3/18/15	2,550,269	2,576,036	25,767
	Canadian Dollar	Sell	1/21/15	512,273	513,379	1,106
	Chinese Yuan (Offshore)	Sell	2/13/15	23,817	19,428	(4,389)
	Euro	Buy	3/18/15	246,408	251,804	(5,396)
	South Korean Won	Buy	2/13/15	28,189	20,788	7,401
Barclays Bank PLC
	Australian Dollar	Sell	1/21/15	442,137	465,400	23,263
	Canadian Dollar	Sell	1/21/15	78,037	86,383	8,346
	Chinese Yuan (Offshore)	Buy	2/13/15	909,920	919,206	(9,286)
	Hong Kong Dollar	Buy	2/13/15	267,599	267,619	(20)
	Japanese Yen	Sell	2/13/15	214,113	227,271	13,158
	Mexican Peso	Buy	1/21/15	418,281	455,496	(37,215)
	Mexican Peso	Sell	1/21/15	418,281	455,661	37,380
	New Zealand Dollar	Buy	1/21/15	348,558	348,254	304
	Singapore Dollar	Buy	2/13/15	182,673	187,809	(5,136)
	South Korean Won	Sell	2/13/15	465,487	469,160	3,673
	Swiss Franc	Buy	3/18/15	10,676	11,017	(341)
Citibank, N.A.
	Australian Dollar	Buy	1/21/15	770,436	818,943	(48,507)
	Australian Dollar	Sell	1/21/15	770,436	820,771	50,335
	Brazilian Real	Buy	1/5/15	906,403	963,840	(57,437)
	Brazilian Real	Sell	1/5/15	906,403	945,738	39,335
	Canadian Dollar	Sell	1/21/15	491,451	492,257	806
	Danish Krone	Sell	3/18/15	358,808	370,530	11,722
	Euro	Sell	3/18/15	506,014	529,948	23,934
	Japanese Yen	Sell	2/13/15	35,590	48,700	13,110
	Mexican Peso	Buy	1/21/15	472,080	478,024	(5,944)
	New Zealand Dollar	Buy	1/21/15	354,088	359,687	(5,599)
	Norwegian Krone	Sell	3/18/15	406,679	437,511	30,832
	Swiss Franc	Sell	3/18/15	615,987	633,431	17,444
Credit Suisse International
	Australian Dollar	Sell	1/21/15	241,618	237,813	(3,805)
	British Pound	Sell	3/18/15	392,852	400,757	7,905
	Canadian Dollar	Sell	1/21/15	856,942	878,763	21,821
	Euro	Sell	3/18/15	1,610,431	1,644,052	33,621
	Indian Rupee	Buy	2/13/15	420,816	430,428	(9,612)
	Japanese Yen	Sell	2/13/15	981,164	1,030,062	48,898
	New Zealand Dollar	Buy	1/21/15	544,763	545,327	(564)
	Norwegian Krone	Sell	3/18/15	689,917	739,266	49,349
	Swedish Krona	Buy	3/18/15	239,200	244,870	(5,670)
	Swiss Franc	Sell	3/18/15	1,997,024	2,058,507	61,483
Deutsche Bank AG
	Australian Dollar	Buy	1/21/15	687,750	729,002	(41,252)
	Australian Dollar	Sell	1/21/15	687,750	731,626	43,876
	British Pound	Sell	3/18/15	243,469	245,146	1,677
	Euro	Sell	3/18/15	1,487,166	1,527,433	40,267
	New Zealand Dollar	Buy	1/21/15	583,319	586,715	(3,396)
	Norwegian Krone	Sell	3/18/15	943,361	1,014,325	70,964
	Swedish Krona	Sell	3/18/15	64,913	64,106	(807)
	Turkish Lira	Buy	3/18/15	438,040	467,762	(29,722)
Goldman Sachs International
	Australian Dollar	Buy	1/21/15	383,343	407,450	(24,107)
	Australian Dollar	Sell	1/21/15	383,343	410,739	27,396
	British Pound	Sell	3/18/15	3,393,297	3,420,741	27,444
	Canadian Dollar	Buy	1/21/15	684,780	707,708	(22,928)
	Canadian Dollar	Sell	1/21/15	684,780	708,795	24,015
	Euro	Sell	3/18/15	79,917	82,373	2,456
	Japanese Yen	Sell	2/13/15	1,088,241	1,112,156	23,915
	New Zealand Dollar	Buy	1/21/15	484,165	483,693	472
	Norwegian Krone	Sell	3/18/15	15,372	16,536	1,164
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/21/15	906,045	947,533	41,488
	British Pound	Sell	3/18/15	2,298,700	2,323,398	24,698
	Canadian Dollar	Sell	1/21/15	894,455	922,148	27,693
	Chinese Yuan (Offshore)	Buy	2/13/15	482,351	486,250	(3,899)
	Euro	Buy	3/18/15	240,475	247,653	(7,178)
	Japanese Yen	Sell	2/13/15	444,882	481,080	36,198
	New Zealand Dollar	Buy	1/21/15	245,743	244,727	1,016
	Swedish Krona	Buy	3/18/15	40,995	43,081	(2,086)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/21/15	228,978	243,345	14,367
	Brazilian Real	Buy	1/5/15	902,302	960,360	(58,058)
	Brazilian Real	Sell	1/5/15	902,302	937,802	35,500
	British Pound	Sell	3/18/15	20,874	20,799	(75)
	Canadian Dollar	Sell	1/21/15	491,452	492,530	1,078
	Euro	Sell	3/18/15	1,979,014	2,041,082	62,068
	Indian Rupee	Buy	2/13/15	474,770	475,886	(1,116)
	Japanese Yen	Sell	2/13/15	235,011	231,313	(3,698)
	Malaysian Ringgit	Sell	2/13/15	426,184	445,534	19,350
	Mexican Peso	Buy	1/21/15	483,570	489,538	(5,968)
	New Taiwan Dollar	Sell	2/13/15	415,739	431,226	15,487
	New Zealand Dollar	Buy	1/21/15	151,418	165,079	(13,661)
	Norwegian Krone	Sell	3/18/15	571,710	615,018	43,308
	Singapore Dollar	Sell	2/13/15	480,517	488,218	7,701
	Swedish Krona	Sell	3/18/15	168,603	175,591	6,988
	Swiss Franc	Sell	3/18/15	848,745	872,508	23,763
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	1/21/15	225,798	243,597	17,799
	British Pound	Buy	3/18/15	433,976	438,342	(4,366)
	Canadian Dollar	Sell	1/21/15	452,304	465,012	12,708
	Euro	Sell	3/18/15	459,518	467,899	8,381
	New Zealand Dollar	Buy	1/21/15	455,112	456,815	(1,703)
	Norwegian Krone	Buy	3/18/15	16,670	3,246	13,424
	Singapore Dollar	Sell	2/13/15	467,167	476,762	9,595
	Swedish Krona	Sell	3/18/15	236,993	244,535	7,542
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/21/15	34,168	35,305	(1,137)
	Brazilian Real	Buy	1/5/15	839,064	894,834	(55,770)
	Brazilian Real	Sell	1/5/15	839,064	858,847	19,783
	British Pound	Sell	3/18/15	1,508,323	1,527,274	18,951
	Canadian Dollar	Sell	1/21/15	643,739	668,286	24,547
	Euro	Buy	3/18/15	446,925	453,137	(6,212)
	Israeli Shekel	Sell	1/21/15	438,630	457,118	18,488
	Japanese Yen	Sell	2/13/15	229,035	241,032	11,997
	Malaysian Ringgit	Sell	2/13/15	486,937	490,438	3,501
	Mexican Peso	Buy	1/21/15	449,463	486,616	(37,153)
	Mexican Peso	Sell	1/21/15	449,463	481,750	32,287
	New Taiwan Dollar	Buy	2/13/15	4,529	4,699	(170)
	New Zealand Dollar	Buy	1/21/15	602,246	609,083	(6,837)
	Norwegian Krone	Sell	3/18/15	231,485	244,824	13,339
	Swiss Franc	Sell	3/18/15	954,196	981,284	27,088
	Turkish Lira	Buy	3/18/15	463,271	492,163	(28,892)
UBS AG
	Australian Dollar	Sell	1/21/15	1,519,264	1,621,446	102,182
	British Pound	Buy	3/18/15	7,829,477	7,907,517	(78,040)
	Canadian Dollar	Sell	1/21/15	278,851	290,830	11,979
	Euro	Sell	3/18/15	2,072,613	2,134,373	61,760
	Hungarian Forint	Buy	3/18/15	465,515	492,169	(26,654)
	Hungarian Forint	Sell	3/18/15	465,515	495,285	29,770
	Japanese Yen	Sell	2/13/15	240,168	242,112	1,944
	New Zealand Dollar	Buy	1/21/15	246,678	244,784	1,894
WestPac Banking Corp.
	Australian Dollar	Sell	1/21/15	271,789	294,040	22,251
	Canadian Dollar	Sell	1/21/15	909,598	932,797	23,199
	Euro	Sell	3/18/15	569,826	588,359	18,533
	Japanese Yen	Sell	2/13/15	879,721	926,192	46,471
	New Zealand Dollar	Buy	1/21/15	653,809	663,504	(9,695)
	South Korean Won	Buy	2/13/15	437,306	432,735	4,571

Total						$1,043,928

FUTURES CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

FTSE 100 Index (Long)	100	$10,165,975	Mar-15	$94,023
MSCI EAFE Index Mini (Short)	196	17,227,420	Mar-15	(160,132)
Russell 2000 Index Mini (Long)	69	8,284,830	Mar-15	293,802
Russell 2000 Index Mini (Short)	58	6,964,060	Mar-15	(247,196)
S&P 500 Index (Long)	4	2,052,400	Mar-15	28,385
S&P 500 Index E-Mini (Long)	62	6,362,440	Mar-15	87,916
S&P 500 Index E-Mini (Short)	504	51,720,480	Mar-15	(716,688)
S&P Mid Cap 400 Index E-Mini (Long)	2	289,720	Mar-15	6,776
S&P Mid Cap 400 Index E-Mini (Short)	30	4,345,800	Mar-15	(101,760)
U.S. Treasury Bond 30 yr (Long)	74	10,697,625	Mar-15	295,281
U.S. Treasury Bond Ultra 30 yr (Long)	99	16,353,563	Mar-15	712,515
U.S. Treasury Bond Ultra 30 yr (Short)	2	330,375	Mar-15	(14,973)
U.S. Treasury Note 2 yr (Long)	255	55,741,406	Mar-15	(80,250)
U.S. Treasury Note 2 yr (Short)	40	8,743,750	Mar-15	11,174
U.S. Treasury Note 5 yr (Long)	423	50,307,258	Mar-15	(952)
U.S. Treasury Note 5 yr (Short)	19	2,259,664	Mar-15	(630)
U.S. Treasury Note 10 yr (Long)	250	31,699,219	Mar-15	196,792

Total				$404,083

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$18,500,000	(E)	$(96,655)	3/18/17	3 month USD-LIBOR-BBA	1.25%	$(27,336)
	68,035,000	(E)	289,960	3/18/17	1.25%	3 month USD-LIBOR-BBA	35,032
	18,400,000	(E)	(403,769)	3/18/20	3 month USD-LIBOR-BBA	2.25%	(76,175)
	17,438,000	(E)	302,623	3/18/20	2.25%	3 month USD-LIBOR-BBA	(7,842)
	10,300,000	(E)	(651,899)	3/18/25	3 month USD-LIBOR-BBA	3.00%	(48,021)
	18,076,000	(E)	1,027,749	3/18/25	3.00%	3 month USD-LIBOR-BBA	(32,029)
	2,500,000	(E)	(397,496)	3/18/45	3 month USD-LIBOR-BBA	3.50%	17,534
	871,000	(E)	122,061	3/18/45	3.50%	3 month USD-LIBOR-BBA	(22,535)

	Total		$192,574	$(161,372)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$58,485	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(143)
	2,102,361	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,785)
	185,527	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(511)
	4,342	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3
	20,643	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7
	6,007	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1)
	425,202	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,168
	1,268,550	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	446
	58,287	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20
	9,830	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1)
	32,221	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(4)
	23,210	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3)
	310,910	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(792)
	42,190	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(77)
	47,108	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(51)
	23,594	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(26)
	23,594	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(26)
	47,267	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(51)
	122,735	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(133)
	47,267	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(51)
	45,334	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16
	31,502	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(80)
	94,375	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(102)
	176,480	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	282
	36,025	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13
Citibank, N.A.
	615,656	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	216
baskets	166	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	494,411
units	3,541	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	(501,413)
Credit Suisse International
	$578,086	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,591)
Goldman Sachs International
	88,906	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	16
	13,580	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8
	145,421	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(355)
	145,421	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(355)
	979,078	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,694)
	151,373	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(417)
	728,475	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,231)
	21,712	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(55)
	26,133	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(67)
	811,682	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,234)
	481,208	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,223)

Total		$—	$(23,866)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$3,648	$64,000	5/11/63	300 bp	$3,852
	CMBX NA BBB- Index	BBB-/P	3,828	62,000	5/11/63	300 bp	4,025
	CMBX NA BBB- Index	BBB-/P	1,868	31,000	5/11/63	300 bp	1,967
	CMBX NA BBB- Index	BBB-/P	957	14,000	5/11/63	300 bp	1,002
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	5,210	47,000	5/11/63	300 bp	5,360
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	4,924	120,000	5/11/63	300 bp	5,307
	CMBX NA BBB- Index	BBB-/P	6,974	91,000	5/11/63	300 bp	7,264
	CMBX NA BBB- Index	BBB-/P	4,589	63,000	5/11/63	300 bp	4,790
	CMBX NA BBB- Index	BBB-/P	4,628	58,000	5/11/63	300 bp	4,812
	CMBX NA BBB- Index	BBB-/P	1,765	58,000	5/11/63	300 bp	1,949
	CMBX NA BBB- Index	BBB-/P	1,022	58,000	5/11/63	300 bp	1,207
	CMBX NA BBB- Index	BBB-/P	4,413	57,000	5/11/63	300 bp	4,595
	CMBX NA BBB- Index	BBB-/P	3,750	57,000	5/11/63	300 bp	3,931
	CMBX NA BBB- Index	BBB-/P	876	57,000	5/11/63	300 bp	1,057
	CMBX NA BBB- Index	BBB-/P	6,214	55,000	5/11/63	300 bp	6,389
	CMBX NA BBB- Index	BBB-/P	3,502	44,000	5/11/63	300 bp	3,642
	CMBX NA BBB- Index	BBB-/P	418	36,000	5/11/63	300 bp	533
	CMBX NA BBB- Index	BBB-/P	248	32,000	5/11/63	300 bp	350
	CMBX NA BBB- Index	BBB-/P	134	7,000	5/11/63	300 bp	156
	CMBX NA BB Index	—	(184)	24,000	5/11/63	(500 bp)	(289)
	CMBX NA BB Index	—	(230)	24,000	5/11/63	(500 bp)	(335)
	CMBX NA BB Index	—	(219)	24,000	5/11/63	(500 bp)	(324)
	CMBX NA BB Index	—	600	30,000	5/11/63	(500 bp)	469
	CMBX NA BB Index	—	(926)	53,000	5/11/63	(500 bp)	(1,157)
	CMBX NA BB Index	—	600	58,000	5/11/63	(500 bp)	346
	CMBX NA BB Index	—	912	59,000	5/11/63	(500 bp)	655
	CMBX NA BB Index	—	1,584	60,000	5/11/63	(500 bp)	1,322
	CMBX NA BB Index	—	(376)	72,000	5/11/63	(500 bp)	(691)
	CMBX NA BB Index	—	(1,028)	53,000	5/11/63	(500 bp)	(1,260)
	CMBX NA BBB- Index	BBB-/P	389	84,000	5/11/63	300 bp	656
	CMBX NA BBB- Index	BBB-/P	(834)	83,000	5/11/63	300 bp	(570)
	CMBX NA BBB- Index	BBB-/P	7,566	71,000	5/11/63	300 bp	7,792
	CMBX NA BBB- Index	BBB-/P	315	68,000	5/11/63	300 bp	532
	CMBX NA BBB- Index	BBB-/P	1,428	60,000	5/11/63	300 bp	1,619
	CMBX NA BBB- Index	BBB-/P	(1,066)	59,000	5/11/63	300 bp	(878)
	CMBX NA BBB- Index	BBB-/P	41	59,000	5/11/63	300 bp	229
	CMBX NA BBB- Index	BBB-/P	204	59,000	5/11/63	300 bp	392
	CMBX NA BBB- Index	BBB-/P	679	57,000	5/11/63	300 bp	861
	CMBX NA BBB- Index	BBB-/P	567	57,000	5/11/63	300 bp	748
	CMBX NA BBB- Index	BBB-/P	(524)	56,000	5/11/63	300 bp	(346)
	CMBX NA BBB- Index	BBB-/P	(469)	56,000	5/11/63	300 bp	(290)
	CMBX NA BBB- Index	BBB-/P	(551)	55,000	5/11/63	300 bp	(376)
	CMBX NA BBB- Index	BBB-/P	(183)	55,000	5/11/63	300 bp	(8)
	CMBX NA BBB- Index	BBB-/P	(184)	55,000	5/11/63	300 bp	(9)
	CMBX NA BBB- Index	BBB-/P	148	55,000	5/11/63	300 bp	323
	CMBX NA BBB- Index	BBB-/P	2,393	50,000	5/11/63	300 bp	2,552
	CMBX NA BBB- Index	BBB-/P	285	47,000	5/11/63	300 bp	435
	CMBX NA BBB- Index	BBB-/P	29	43,000	5/11/63	300 bp	166
	CMBX NA BBB- Index	BBB-/P	(169)	28,000	5/11/63	300 bp	(80)
	CMBX NA BBB- Index	BBB-/P	(267)	28,000	5/11/63	300 bp	(178)
	CMBX NA BBB- Index	BBB-/P	(74)	22,000	5/11/63	300 bp	(4)
	CMBX NA BBB- Index	—	(3,390)	60,000	1/17/47	(300 bp)	(2,711)
	CMBX NA BBB- Index	—	(2,769)	59,000	1/17/47	(300 bp)	(2,101)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(816)	118,000	5/11/63	300 bp	(440)
	CMBX NA BB Index	—	(230)	24,000	5/11/63	(500 bp)	(335)
	CMBX NA BB Index	—	678	30,000	5/11/63	(500 bp)	547
	CMBX NA BB Index	—	(710)	67,000	5/11/63	(500 bp)	(1,003)
	CMBX NA BBB- Index	BBB-/P	(983)	59,000	5/11/63	300 bp	(795)
	CMBX NA BBB- Index	BBB-/P	(450)	56,000	5/11/63	300 bp	(272)
	CMBX NA BBB- Index	BBB-/P	(524)	56,000	5/11/63	300 bp	(346)
	CMBX NA BBB- Index	BBB-/P	(562)	56,000	5/11/63	300 bp	(383)
	CMBX NA BBB- Index	BBB-/P	(562)	56,000	5/11/63	300 bp	(383)
	CMBX NA BBB- Index	BBB-/P	(221)	55,000	5/11/63	300 bp	(46)
	CMBX NA BBB- Index	BBB-/P	594	52,000	5/11/63	300 bp	760
	CMBX NA BBB- Index	BBB-/P	280	47,000	5/11/63	300 bp	430
	CMBX NA BBB- Index	BBB-/P	(303)	28,000	5/11/63	300 bp	(219)

	Total		$59,456	$67,193

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 23 Index	B+/P	$(290,231)	$4,275,000	12/20/19	500 bp	$(19,239)
	NA IG Series 23 Index	BBB+/P	(545,876)	39,000,000	12/20/19	100 bp	88,528

	Total		$(836,107)	$69,289

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $653,325,944.
(b)	The aggregate identified cost on a tax basis is $725,042,473, resulting in gross unrealized appreciation and depreciation of $66,098,848 and $10,197,066, respectively, or net unrealized appreciation of $55,901,782.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$24,848,850	$14,705,182	$864,614	$6,939	$38,689,418
	Putnam Short Term Investment Fund*	118,950,376	43,538,240	48,335,356	30,753	114,153,260
	Totals	$143,799,226	$58,243,422	$49,199,970	$37,692	$152,842,678
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $867,998 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $845,024.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $335,074,516 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $232,509 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$7,160,656	$4,134,891	$—
Capital goods	17,119,456	2,561,354	—
Communication services	3,010,873	2,247,128	—
Conglomerates	828,923	737,789	—
Consumer cyclicals	30,446,627	6,997,794	—
Consumer staples	17,093,833	5,030,101	1,419
Energy	15,790,031	2,687,004	588
Financials	37,409,658	11,753,466	—
Health care	29,497,476	5,448,353	—
Technology	41,709,579	2,733,676	—
Transportation	5,522,295	867,828	—
Utilities and power	6,743,437	1,835,894	—
Total common stocks	212,332,844	47,035,278	2,007
Asset-backed securities	—	—	16,133,000
Convertible bonds and notes	—	117,844	—
Convertible preferred stocks	—	179,881	—
Corporate bonds and notes	—	156,769,261	4
Foreign government and agency bonds and notes	—	6,661,608	—
Investment companies	1,212,715	—	—
Mortgage-backed securities	—	35,193,935	—
Municipal bonds and notes	—	135,000	—
Preferred stocks	226,573	305,909	—
Senior loans	—	791,230	—
U.S. government and agency mortgage obligations	—	137,070,350	—
U.S. Treasury obligations	—	119,771	—
Warrants	—	—**	—
Short-term investments	153,332,678	13,324,367	—

Totals by level	$367,104,810	$397,704,434	$16,135,011

** Value of level 2 security is $—.
		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,043,928	$—
Futures contracts	404,083	—	—
Interest rate swap contracts	—	(353,946)	—
Total return swap contracts	—	(23,866)	—
Credit default contracts	—	913,133	—

Totals by level	$404,083	$1,579,249	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 9/30/14	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of December 31, 2014

Common stocks*:
Consumer staples	$1,417	$—	$—	$2	$—	$—	$—	$1,419
Energy	588	—	—	—	—	—	—	$588
Total common stocks	2,005	—	—	2	—	—	—	$2,007
Asset-backed securities	—	—	—	—	—	—	16,133,000	$16,133,000
Corporate bonds and notes	3	—	—	—	1	—	—	$4

Totals:	$2,008	$—	$—	$2	$1	$—	$16,133,000	$16,135,011

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
†Transfers are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at December 31, 2014.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $2 related to Level 3 securities still held at period end.
Level 3 securities that are fair valued are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$915,659	$2,526
Foreign exchange contracts	1,729,279	685,351
Equity contracts	1,005,313	1,727,189
Interest rate contracts	2,633,778	1,885,631

Total	$6,284,029	$4,300,697

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$131,000,000
Centrally cleared interest rate swap contracts (notional)		$151,800,000
OTC total return swap contracts (notional)		$56,100,000
OTC credit default contracts (notional)		$3,400,000
Centrally cleared credit default contracts (notional)		$45,900,000
Warrants (number of warrants)		35,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$–	$–	$ 3,490	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$ 3,490
	OTC Total return swap contracts*#	–	1,955	–	494,627	–	–	24	–	–	–	–	–	–	–	496,606
	OTC Credit default contracts*#	545	150	–	–	7,715	–	1,853	–	–	–	–	–	–	–	10,263
	Centrally cleared credit default contracts§	–	–	5,663	–	–	–	–	–	–	–	–	–	–	–	5,663
	Futures contracts§	–	–	–	–	–	–	–	–	–	990,306	–	–	–	–	990,306
	Forward currency contracts#	44,227	86,124	–	187,518	223,077	156,784	106,862	131,093	229,610	–	69,449	169,981	209,529	115,025	1,729,279

	Total Assets	$44,772	$88,229	$9,153	$682,145	$230,792	$156,784	$108,739	$131,093	$229,610	$990,306	$69,449	$169,981	$209,529	$115,025	$3,235,607

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	5,727	–	–	–		–	–	–	–	–	–	–	5,727
	OTC Total return swap contracts*#	–	7,837	–	501,413	1,591	–	9,631	–	–	–	–	–	–	–	520,472
	OTC Credit default contracts*#	–	–	–	–	1,997	–	529	–	–	–	–	–	–	–	2,526
	Centrally cleared credit default contracts§	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Futures contracts§	–	–	–	–	–	–	–	–	–	105,245	–	–	–	–	105,245
	Forward currency contracts#	9,785	51,998	–	117,487	19,651	75,177	47,035	13,163	82,576	–	17,919	136,171	104,694	9,695	685,351

	Total Liabilities	$9,785	$59,835	$5,727	$618,900	$23,239	$75,177	$57,195	$13,163	$82,576	$105,245	$17,919	$136,171	$104,694	$9,695	$1,319,321

	Total Financial and Derivative Net Assets	$34,987	$28,394	$3,426	$63,245	$207,553	$81,607	$51,544	$117,930	$147,034	$885,061	$51,530	$33,810	$104,835	$105,330	$1,916,286
	Total collateral received (pledged)##†	$34,987	$17,772	$–	$63,245	$120,509	$81,607	$–	$101,999	$80,000	$–	$–	$–	$104,835	$–
	Net amount	$–	$10,622	$3,426	$–	$87,044	$–	$51,544	$15,931	$67,034	$885,061	$51,530	$33,810	$–	$105,330

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015